Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY SPECTRUM CURRENCY & COMMODITY L.P.
Entity Central Index Key	0001097396
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 27,613,215
Entity Common Stock, Shares Outstanding		2,930,800.922
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments	$ 17,030,434	$ 0
Trading Equity:
Unrestricted cash	6,788,072	35,693,205
Restricted cash	0	125,600
Total cash	6,788,072	35,818,805
Net unrealized gain (loss) on open contracts (MS&Co.)	43,205	(88,387)
Options purchased	0	1,534
Total Trading Equity	23,861,711	35,731,952
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	710	98
Total Assets	23,862,421	35,732,050
LIABILTIES
Redemptions payable	422,017	724,150
Accrued brokerage fees (MS&Co.)	90,602	134,931
Accrued management fees	36,617	58,665
Total Liabilities	549,236	917,746
PARTNERS' CAPITAL
Limited Partners	23,041,527	34,396,076
General Partner	271,658	418,228
Total Partners' Capital	23,313,185	34,814,304
Total Liabilities and Partners' Capital	23,862,421	35,732,050
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 7.57	$ 8.63
KR Master Fund [Member]
ASSETS
Investments	10,109,603	0
Cambridge Master Fund [Member]
ASSETS
Investments	6,920,831	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Unrestricted cash	9,403,917	12,202,453
Restricted cash	899,358	989,964
Total cash	10,303,275	13,192,417
Net unrealized gain (loss) on open contracts (MS&Co.)	1,019,443	1,186,221
Net unrealized gain (loss) on open contracts (MSIP)	(37,664)	34,556
Total net unrealized gain on open contracts	981,779	1,220,777
Options purchased	0	814
Total Trading Equity	11,285,054	14,414,008
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	422	49
Total Assets	11,285,476	14,414,057
LIABILTIES
Redemptions payable	117,253	273,368
Accrued brokerage fees (MS&Co.)	42,933	54,606
Options written	22,859	0
Accrued management fees	13,727	17,799
Total Liabilities	196,772	345,773
PARTNERS' CAPITAL
Limited Partners	10,917,812	13,888,123
General Partner	170,892	180,161
Total Partners' Capital	11,088,704	14,068,284
Total Liabilities and Partners' Capital	11,285,476	14,414,057
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.06	$ 14.83
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Trading Equity:
Unrestricted cash	171,164,335	250,786,399
Restricted cash	27,192,268	37,327,727
Total cash	198,356,603	288,114,126
Net unrealized gain (loss) on open contracts (MS&Co.)	3,072,667	6,712,081
Net unrealized gain (loss) on open contracts (MSIP)	(521,313)	(310,182)
Total net unrealized gain on open contracts	2,551,354	6,401,899
Total Trading Equity	200,907,957	294,516,025
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	6,032	808
Total Assets	200,913,989	294,516,833
LIABILTIES
Redemptions payable	3,642,807	6,464,963
Accrued brokerage fees (MS&Co.)	994,527	1,459,689
Accrued management fees	302,574	447,773
Total Liabilities	4,939,908	8,372,425
PARTNERS' CAPITAL
Limited Partners	193,760,270	283,036,281
General Partner	2,213,811	3,108,127
Total Partners' Capital	195,974,081	286,144,408
Total Liabilities and Partners' Capital	200,913,989	294,516,833
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 27.76	$ 31.24
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments	76,209,473	119,284,106
Trading Equity:
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	2,273	328
Total Assets	76,211,746	119,284,434
LIABILTIES
Redemptions payable	1,590,323	1,603,104
Accrued brokerage fees (MS&Co.)	387,030	596,827
Accrued management fees	174,921	272,302
Accrued incentive fee	0	37,676
Total Liabilities	2,152,274	2,509,909
PARTNERS' CAPITAL
Limited Partners	73,232,715	115,518,403
General Partner	826,757	1,256,122
Total Partners' Capital	74,059,472	116,774,525
Total Liabilities and Partners' Capital	76,211,746	119,284,434
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 14.25	$ 16.02
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments	63,045,391	101,259,072
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments	5,021,111	9,193,011
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments	8,142,971	8,832,023
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Unrestricted cash	120,032,935	195,525,329
Restricted cash	14,361,905	25,997,636
Total cash	134,394,840	221,522,965
Net unrealized gain (loss) on open contracts (MS&Co.)	(1,017,450)	8,237,677
Net unrealized gain (loss) on open contracts (MSIP)	(24,094)	528,494
Total net unrealized gain on open contracts	(1,041,544)	8,766,171
Options purchased	0	1,507
Total Trading Equity	177,038,981	274,090,967
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	5,291	755
Total Assets	177,044,272	274,091,722
LIABILTIES
Redemptions payable	3,098,948	4,351,339
Accrued brokerage fees (MS&Co.)	863,648	1,345,886
Options written	0	3,460
Accrued management fees	199,286	385,820
Accrued incentive fee	0	94,355
Total Liabilities	4,161,882	6,180,860
PARTNERS' CAPITAL
Limited Partners	170,851,495	264,947,461
General Partner	2,030,895	2,963,401
Total Partners' Capital	172,882,390	267,910,862
Total Liabilities and Partners' Capital	177,044,272	274,091,722
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 16.71	$ 19.65
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
ASSETS
Investments	$ 43,685,685	$ 43,800,324

Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Options purchased, premiums paid	$ 0	$ 3,273
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,043,048.335	3,983,851.059
General Partner, Units (in units)	35,877.343	48,440.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	1,737
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	12,772	0
Limited Partners, Units (in units)	776,379.501	936,792.541
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	6,979,883.723	9,059,136.131
General Partner, Units (in units)	79,748.769	99,481.769
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,140,837.802	7,211,352.161
General Partner, Units (in units)	58,037.274	78,414.692
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments, cost	17,491,367	55,017,097
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments, cost	6,033,345	8,952,411
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments, cost	8,102,894	8,952,411
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	3,780
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	$ 0	$ 7,715
Limited Partners, Units (in units)	10,222,252.707	13,483,404.778
General Partner, Units (in units)	121,510.879	150,810.001

Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 17,704		$ 14,552		$ 48,130
EXPENSES
Brokerage fees (MS&Co.)	1,345,522		1,909,452		2,485,116
Management fees	547,886		830,197		1,080,486
Total Expenses	1,893,408		2,739,649		3,565,602
NET INVESTMENT LOSS	(1,875,704)		(2,725,097)		(3,517,472)
Trading profit (loss):
Net realized	(199,068)		(483,261)		(745,965)
Net change in unrealized	133,331		(1,210,781)		1,584,602
Total Trading Results	(1,940,726)		(1,694,042)		838,637
NET INCOME (LOSS)	(3,816,430)		(4,419,139)		(2,678,835)
Net Income (Loss) Allocation
Limited Partners	(3,769,861)		(4,369,934)		(2,651,894)
General Partner	(46,569)		(49,205)		(26,941)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.06)	[1]	$ (0.94)	[1]	$ (0.46)	[1]
General Partner (in dollars per unit)	$ (1.06)	[1]	$ (0.94)	[1]	$ (0.46)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	3,584,790.785		4,606,460.437		5,569,769.759
KR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(488,412)		0		0
Unrealized appreciation (depreciation) on investment	52,939		0		0
FL Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(2,033,985)		0		0
Unrealized appreciation (depreciation) on investment	514,630		0		0
Cambridge Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(44,139)		0		0
Unrealized appreciation (depreciation) on investment	123,978		0		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	9,876		7,327		22,423
EXPENSES
Brokerage fees (MS&Co.)	591,826		764,480		905,997
Management fees	190,827		246,609		295,068
Total Expenses	782,653		1,011,089		1,201,065
NET INVESTMENT LOSS	(772,777)		(1,003,762)		(1,178,642)
Trading profit (loss):
Net realized	370,013		(1,151,478)		3,283,491
Net change in unrealized	(248,162)		(339,048)		189,151
Proceeds from Litigation	0		0		29,602
Total Trading Results	121,851		(1,490,526)		3,502,244
NET INCOME (LOSS)	(650,926)		(2,494,288)		2,323,602
Net Income (Loss) Allocation
Limited Partners	(641,657)		(2,466,376)		2,299,999
General Partner	(9,269)		(27,912)		23,603
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.77)	[1]	$ (2.29)	[1]	$ 1.89	[1]
General Partner (in dollars per unit)	$ (0.77)	[1]	$ (2.29)	[1]	$ 1.89	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	879,118.27		1,056,873.607		1,234,612.751
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	153,597		125,873		371,072
EXPENSES
Brokerage fees (MS&Co.)	15,124,033		21,431,854		24,726,203
Management fees	4,610,705		7,263,522		9,509,245
Incentive fees	0		2,034,158		2,487,064
Total Expenses	19,734,738		30,729,534		36,722,512
NET INVESTMENT LOSS	(19,581,141)		(30,603,661)		(36,351,440)
Trading profit (loss):
Net realized	(2,747,878)		(23,852,820)		25,513,507
Net change in unrealized	(3,850,545)		(13,401,268)		7,787,866
Proceeds from Litigation	0		0		337,120
Total Trading Results	(6,598,423)		(37,254,088)		33,638,493
NET INCOME (LOSS)	(26,179,564)		(67,857,749)		(2,712,947)
Net Income (Loss) Allocation
Limited Partners	(25,885,258)		(67,138,290)		(2,687,785)
General Partner	(294,306)		(719,459)		(25,162)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (3.48)	[1]	$ (6.79)	[1]	$ 0.07	[1]
General Partner (in dollars per unit)	$ (3.48)	[1]	$ (6.79)	[1]	$ 0.07	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	8,177,824.37		10,069,277.824		11,625,750.592
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	57,466		53,908		147,814
EXPENSES
Brokerage fees (MS&Co.)	5,825,816		9,254,864		9,956,090
Management fees	2,647,299		4,157,245		4,589,666
Incentive fees	0		1,238,078		3,117,691
Total Expenses	8,473,115		14,650,187		17,663,447
NET INVESTMENT LOSS	(8,415,649)		(14,596,279)		(17,515,633)
Trading profit (loss):
Net realized	0		2,750,625		11,512,792
Net change in unrealized	0		(8,555,065)		7,129,344
Proceeds from Litigation	0		0		220,755
Total Trading Results	(2,231,528)		(27,988,792)		37,064,108
NET INCOME (LOSS)	(10,647,177)		(42,585,071)		19,548,475
Net Income (Loss) Allocation
Limited Partners	(10,517,888)		(42,124,253)		19,344,514
General Partner	(129,289)		(460,818)		203,961
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.77)	[1]	$ (5.47)	[1]	$ 2.36	[1]
General Partner (in dollars per unit)	$ (1.77)	[1]	$ (5.47)	[1]	$ 2.36	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,273,402.856		7,873,786.813		8,988,248.355
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading profit (loss):
Realized gain (loss) on investment	(429,295)		(958,118)		1,679,125
Unrealized appreciation (depreciation) on investment	(687,951)		(21,346,446)		16,522,092
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(25,751)		0		0
Unrealized appreciation (depreciation) on investment	(1,252,834)		240,600		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	3,838		0		0
Unrealized appreciation (depreciation) on investment	160,465		(120,388)		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	133,904		107,915		314,509
EXPENSES
Brokerage fees (MS&Co.)	13,307,993		18,722,379		20,908,735
Management fees	3,384,253		6,205,832		7,663,963
Incentive fees	0		94,355		0
Total Expenses	16,692,246		25,022,566		28,572,698
Mangement fee waived	(83,982)		0		(80,743)
NET EXPENSES	16,608,264		25,022,566		28,491,955
NET INVESTMENT LOSS	(16,474,360)		(24,914,651)		(28,177,446)
Trading profit (loss):
Net realized	(6,219,265)		11,402,800		29,840,644
Net change in unrealized	(9,809,697)		(11,820,187)		9,887,489
Proceeds from Litigation	0		10,951		164,828
Total Trading Results	(19,787,603)		325,546		39,892,961
NET INCOME (LOSS)	(36,261,963)		(24,589,105)		11,715,515
Net Income (Loss) Allocation
Limited Partners	(35,829,461)		(24,340,924)		11,593,566
General Partner	(432,502)		(248,181)		121,949
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (2.94)	[1]	$ (1.68)	[1]	$ 0.8	[1]
General Partner (in dollars per unit)	$ (2.94)	[1]	$ (1.68)	[1]	$ 0.8	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	12,156,580.269		14,975,570.662		17,523,345.833
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Investment Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(4,657,167)		167,699		0
Unrealized appreciation (depreciation) on investment	$ 898,526		$ 564,283		$ 0

[1]	Based on change in Net Asset Value per Unit.

Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	$ 1,833		$ 35,474
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	0.01%		0.10%
Net fair value	43,205		(88,387)
Fair value Percentage of Partners' Capital (in hundredths)	0.19%		(0.25%)
Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			1,534
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545		(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%		(0.25%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545		(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%		(0.25%)
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827		(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%		(0.10%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827		(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%		(0.10%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	876,453		894,862
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	7.90%		6.36%
Net fair value	981,779		1,220,777
Fair value Percentage of Partners' Capital (in hundredths)	8.85%		8.68%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			814
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	88,742		61,890
Percentage of Partners' Capital (in hundredths)	0.80%		0.44%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(58,726)		(15,932)
Percentage of Partners' Capital (in hundredths)	(0.53%)		(0.11%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	43,098		5,601
Percentage of Partners' Capital (in hundredths)	0.39%		0.04%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	78,781		4,129
Percentage of Partners' Capital (in hundredths)	0.71%		0.03%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	25,589		68,092
Percentage of Partners' Capital (in hundredths)	0.23%		0.48%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	16,584		264,025
Percentage of Partners' Capital (in hundredths)	0.15%		1.88%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	11,711		211,973
Percentage of Partners' Capital (in hundredths)	0.11%		1.51%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(439)		2,015
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.01%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	24,791		33,472
Percentage of Partners' Capital (in hundredths)	0.22%		0.24%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(19,479)		16,565
Percentage of Partners' Capital (in hundredths)	(0.18%)		0.12%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value	(22,859)
Fair value Percentage of Partners' Capital (in hundredths)	(0.21%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(1,203,865)		(1,303,588)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.61%)		(0.46%)
Net fair value	2,551,354		6,401,899
Fair value Percentage of Partners' Capital (in hundredths)	1.30%		2.23%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,076,324		3,957,614
Percentage of Partners' Capital (in hundredths)	1.05%		1.38%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(257,575)		(404,913)
Percentage of Partners' Capital (in hundredths)	(0.13%)		(0.14%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,325,665		300,106
Percentage of Partners' Capital (in hundredths)	0.67%		0.10%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	856,313		632,976
Percentage of Partners' Capital (in hundredths)	0.43%		0.22%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	151,921		3,429,445
Percentage of Partners' Capital (in hundredths)	0.08%		1.20%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,678,895		3,747,873
Percentage of Partners' Capital (in hundredths)	0.86%		1.31%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(82,988)		1,964,218
Percentage of Partners' Capital (in hundredths)	(0.04%)		0.69%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(36,283)		(49,301)
Percentage of Partners' Capital (in hundredths)	(0.02%)		(0.02%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,942,804		1,815,614
Percentage of Partners' Capital (in hundredths)	0.99%		0.63%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(144,638)		17,342
Percentage of Partners' Capital (in hundredths)	(0.07%)		0.01%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net fair value	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(3,483,151)		2,893,771
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(2.01%)		1.08%
Net fair value	(1,041,544)		8,766,171
Fair value Percentage of Partners' Capital (in hundredths)	(0.60%)		3.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value			1,507
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,101,353		3,584,855
Percentage of Partners' Capital (in hundredths)	0.64%		1.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(255,725)		193,829
Percentage of Partners' Capital (in hundredths)	(0.15%)		0.07%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	965,010		117,796
Percentage of Partners' Capital (in hundredths)	0.56%		0.04%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	69,363		338,402
Percentage of Partners' Capital (in hundredths)	0.04%		0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	322,705		2,934,828
Percentage of Partners' Capital (in hundredths)	0.19%		1.10%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,340,254		2,287,545
Percentage of Partners' Capital (in hundredths)	0.77%		0.85%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	49,147		727,030
Percentage of Partners' Capital (in hundredths)	0.03%		0.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(9,384)		350,484
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,322,968		1,218,007
Percentage of Partners' Capital (in hundredths)	0.76%		0.45%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(22,477)		(7,976)
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value			$ (3,460)
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]

[1]	Amounts less than 0.005%

Condensed Schedule of Investments (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Amount is less than (in hundredths)	0.01%	0.01%

Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2009	$ 59,798,213	$ 612,188	$ 60,410,401	$ 19,608,456	$ 200,894	$ 19,809,350	$ 459,902,047	$ 4,743,000	$ 464,645,047	$ 178,420,459	$ 1,842,646	$ 180,263,105	$ 376,999,886	$ 3,828,384	$ 380,828,270
Balance (in units) at Dec. 31, 2009			6,024,411.202			1,300,346.582			12,241,800.475			9,424,660.496			18,553,669.11
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,651,894)	(26,941)	(2,678,835)	2,299,999	23,603	2,323,602	(2,687,785)	(25,162)	(2,712,947)	19,344,514	203,961	19,548,475	11,593,566	121,949	11,715,515
Redemptions	(9,641,945)	(67,815)	(9,709,760)	(2,676,021)	(16,424)	(2,692,445)	(52,293,020)	(388,220)	(52,681,240)	(20,170,825)	(130,199)	(20,301,024)	(48,948,977)	(338,781)	(49,287,758)
Redemptions (in units)			(1,003,837.255)			(164,941.216)			(1,481,544.764)			(1,072,294.567)			(2,459,504.974)
Balance at Dec. 31, 2010	47,504,374	517,432	48,021,806	19,232,434	208,073	19,440,507	404,921,242	4,329,618	409,250,860	177,594,148	1,916,408	179,510,556	339,644,475	3,611,552	343,256,027
Balance (in units) at Dec. 31, 2010			5,020,573.947			1,135,405.366			10,760,255.711			8,352,365.929			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(67,138,290)	(719,459)	(67,857,749)	(42,124,253)	(460,818)	(42,585,071)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(54,746,671)	(502,032)	(55,248,703)	(19,951,492)	(199,468)	(20,150,960)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(988,282.545)			(186,460.494)			(1,601,637.811)			(1,062,599.076)			(2,459,949.357)
Balance at Dec. 31, 2011	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	283,036,281	3,108,127	286,144,408	115,518,403	1,256,122	116,774,525	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			4,032,291.402			948,944.872			9,158,617.9			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(953,365.724)			(160,413.04)			(2,098,985.408)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	$ 23,041,527	$ 271,658	$ 23,313,185	$ 10,917,812	$ 170,892	$ 11,088,704	$ 193,760,270	$ 2,213,811	$ 195,974,081	$ 73,232,715	$ 826,757	$ 74,059,472	$ 170,851,495	$ 2,030,895	$ 172,882,390
Balance (in units) at Dec. 31, 2012			3,078,925.678			788,531.832			7,059,632.492			5,198,875.076			10,343,763.586

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. ("Spectrum Currency"), Morgan Stanley Smith Barney Spectrum Global Balanced L.P. ("Spectrum Global Balanced"), Morgan Stanley Smith Barney Spectrum Select L.P., ("Spectrum Select"), Morgan Stanley Smith Barney Spectrum Strategic L.P. ("Spectrum Strategic") and Morgan Stanley Smith Barney Spectrum Technical L.P. ("Spectrum Technical") (individually, a "Partnership", or collectively, the "Partnerships") are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, "Futures Interests") (refer to Note 6. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner ("Ceres" or the "General Partner") and commodity pool operator of the Partnerships. Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC ("MSSBH").  MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup Inc. Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management ("Morgan Stanley Wealth Management").  This entity, where the Partnerships continue to maintain a cash account, previously acted as a non-clearing commodity broker for the Partnerships.  The clearing commodity brokers are Morgan Stanley & Co. LLC ("MS&Co.") and Morgan Stanley & Co. International plc ("MSIP").  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. Morgan Stanley Capital Group Inc. ("MSCG") acts as the counterparty on all trading of options on foreign currency forward contracts. MSIP serves as the commodity broker for trades on the London Metal Exchange ("LME") .  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.  MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnership no longer offer units of limited partnership interest ("Unit(s)") for purchase or exchange.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, and as amended on November 30, 2000, between Ceres, John W. Henry & Company, Inc. ("JWH") and Spectrum Technical.  Consequently, JWH ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, among Ceres, Chesapeake Capital Corporation ("Chesapeake") and Spectrum Technical.  Consequently, Chesapeake ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

On October 22, 2012, Ceres, The Cambridge Strategy (Asset Management) Limited ("Cambridge") and Spectrum Currency entered into a management agreement pursuant to which, effective November 1, 2012, Cambridge serves as a trading advisor to Spectrum Currency and trades its allocated portion of Spectrum Currency's net assets through its investment in Cambridge Master Fund L.P. ("Cambridge Master Fund") pursuant to Cambridge Asian Markets Alpha Programme.

Effective the close of business on October 10, 2012, Ceres terminated the management agreement dated as of January 1, 2012, between Ceres, Flintlock Capital Asset Management, LLC ("Flintlock") and Spectrum Currency.  The Partnership fully redeemed its investment in FL Master Fund L.P. ("FL Master Fund") effective October 10, 2012.

Effective June 1, 2012, Chesapeake has agreed to temporarily reduce the management fee it receives from Spectrum Technical from an annual rate of 1/12 of 2% (a 2% annual rate) of adjusted net assets to 1/12 of 1% (a 1% annual rate) of adjusted net assets.

Effective June 1, 2012, Aspect Capital Limited ("Aspect"), has agreed to reduce the monthly management fee for Spectrum Technical from 1/12 of 2.0% (a 2.0% annual rate) to 1/12 of 1.5% (a 1.5% annual rate) of the net assets as of the first day of each month.

Effective May 22, 2012, Chesapeake, in consultation with the General Partner for Spectrum Technical has temporarily reduced the overall leverage of Spectrum Technical's assets traded pursuant to Chesapeake's Diversified 2XL Program (the "Program") from 75% of the customary leverage utilized by the Program, to 50% of the customary leverage utilized by the Program, a reduction of 33.33%.  This reduction in leverage was in response to the current market environment and the adverse performance experienced by Chesapeake over the past 12 months.

As of January 2, 2012, the General Partner changed the trading strategy of Spectrum Currency to a strategy in which the trading advisors employ proprietary trading models and methodologies that seek to identify favorable price relationships between and among various global currency and commodity markets through the analysis of technical market information.  Spectrum Currency aims to achieve capital appreciation through speculative trading directly and indirectly, in U.S. and international markets for currencies, agricultural and energy products and precious and base metals.  Spectrum Currency may employ futures, options on futures, and forward contracts in those markets.

Effective January 1, 2012, the management fee payable by Spectrum Technical to Winton Capital Management Limited ("Winton") was reduced from a monthly management fee rate equal to 1/6 of 1% (a 2% annual rate) per month of net assets allocated to Winton on the first day of each month to a monthly management fee rate equal to 1/12 of 1.5% (a 1.5% annual rate) per month of net assets allocated to Winton on the first day of each month.

Effective January 1, 2012, the General Partner added Flintlock and Krom River Investment Management (Cayman) Limited (together with its affiliate, Krom River Trading AG) ("Krom") as trading advisors to manage the assets of Spectrum Currency through its investments in FL Master Fund and KR Master Fund L.P. ("KR Master Fund"), respectively.

Effective December 31, 2011, the General Partner removed the following trading advisors from the Spectrum Currency: JWH and Sunrise Capital Partners, LLC ("Sunrise").  Consequently, both JWH and Sunrise ceased all futures interest trading on behalf of Spectrum Currency as of that date.

Effective December 1, 2011, the General Partner added Aventis Asset Management LLC ("Aventis") and PGR Capital LLP ("PGR") as trading advisors to manage the assets of Spectrum Strategic through its investment in MB Master Fund L.P. ("MB Master Fund") and PGR Master Fund L.P.( "PGR Master Fund"), respectively.

Effective December 1, 2011, the General Partner added Blackwater Capital Management LLC ("Blackwater") as a trading advisor to manage the assets of Spectrum Technical through its investment in Blackwater Master Fund L.P. ("Blackwater Master Fund").

Effective November 30, 2011, the General Partner has removed Eclipse Capital Management Inc. ("Eclipse") as a trading advisor to Spectrum Strategic.

Effective as of the close of business on August 31, 2011, DKR Fusion Management L.P. ("DKR") was terminated as a trading advisor to Spectrum Strategic.

Effective August 1, 2011, JWH started trading the net assets of Spectrum Technical allocated to JWH (the "JWH Account") in accordance with the JWH Global Analytics trading program and ceased trading the JWH Account in accordance with JWH's Financial and Metals Portfolio.

Effective as of the close of business on May 31, 2011, DKR was terminated as a trading advisor to Spectrum Currency.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Effective March 1, 2010, Spectrum Strategic, the General Partner and DKR entered into a management agreement pursuant to which, effective March 1, 2010, DKR served as a trading advisor for Spectrum Strategic and traded its allocated portion of net assets pursuant to DKR's Quantitative Strategies 2X trading program.

Effective February 19, 2010, the General Partner notified FX Concepts Trading Advisor, Inc. ("FX Concepts") that the management agreement dated as of October 9, 2007 and any amendments or revisions subsequently made thereto, among Spectrum Strategic, the General Partner and FX Concepts, pursuant to which FX Concepts traded a portion of Spectrum Strategic's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Strategic effective February 26, 2010.

Effective February 19, 2010, the General Partner notified FX Concepts that the management agreement dated as of October 9, 2007, and any amendments or revisions subsequently made thereto, among Spectrum Currency, the General Partner and FX Concepts, pursuant to which FX Concepts traded a portion of the Spectrum Currency's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Currency effective February 26, 2010.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.  Summary of Significant Accounting Policies

Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may invest in affiliated underlying funds.  Relevant authoritative guidance permits, as a practical expedient, the Partnerships to measure the fair value of their investments in affiliated underlying funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Partnerships' reporting date. The fair value of Partnership's investment in each affiliated underlying fund is based on the information provided by the affiliated underlying fund which reflects the Partnerships' pro rata share of the net asset value of the affiliated underlying fund (i.e., the practical expedient is used).

The Partnerships may also invest in Master Funds. The Partnerships record their investments in Master Funds at fair value on the basis of the net asset value of such investments. The financial statements of the Master Funds, including the condensed schedule of investments and the notes to the Master Funds' financial statements, which provide information about the Master Funds' valuation policy, are attached to this report and should be read with the Partnerships' financial statements.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition and are subsequently adjusted to fair values. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition — Monthly, MS&Co. pays each Partnership interest income on 100% of the average daily equity maintained in cash in Spectrum Currency, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical accounts during each month at a rate equal to 80% for Spectrum Currency, Spectrum Select, Spectrum Strategic and Spectrum Technical, and at a rate equal to 100% for Spectrum Global Balanced of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received .

 Fair Value of Financial Instruments — The fair value of the Partnerships' assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation — The Partnerships' functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 9. Financial Highlights).

Trading Equity — The Partnerships' asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with Morgan Stanley Wealth Management, MS&Co., and MSIP for Spectrum Global Balanced, Spectrum Select and Spectrum Technical, and with Morgan Stanley Wealth Management and MS&Co. for Spectrum Currency, to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options and, if any, (c) options purchased at fair value. Options written at fair value are recorded in "Liabilities" within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. and MSIP acting as their commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co. and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreement with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash — As reflected on the Partnerships' Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs — The brokerage fees for Spectrum Currency and Spectrum Global Balanced are currently accrued at a flat monthly rate of 1/12 of 4.6% (a 4.6% annual rate) of net assets as of the first day of each month.  Brokerage fees for Spectrum Select, Spectrum Strategic, and Spectrum Technical are currently accrued at a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) of net assets as of the first day of each month.  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. through the brokerage fees paid by the Partnerships.

Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month that is at least six months after the closing at which a person first becomes a limited partner.  The request for redemptions must be delivered to a limited partner's local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum amount of 50 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Units redeemed on or prior to the last day of the twelfth month from the date of purchase will be subject to a redemption charge equal to 2% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twelfth month and on or prior to the last day of the twenty-fourth month from the date of purchase will be subject to a redemption charge equal to 1% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twenty-fourth month from the date of purchase will not be subject to a redemption charge.  The foregoing redemptions charges are paid to MS&Co.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010, were as follows:

	2012	2011	2010
	$	$	$
Spectrum Currency	–	–	1,653
Spectrum Global Balanced	–	–	767
Spectrum Select	–	–	25,528
Spectrum Strategic	–	–	8,019
Spectrum Technical	–	–	9,992

Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships' profits.

Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership's revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in each Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships — Spectrum Currency, Spectrum Global Balanced, Spectrum Strategic, and Spectrum Technical will terminate on December 31, 2035, and Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership's Limited Partnership Agreement.

Litigation Settlement - In September 2011, Spectrum Technical received a settlement award payment in the amount of $10,951 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

 On July 28, 2010, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical, each received a settlement award payment in the amounts of $29,602, $337,120, $220,755, and $164,828, respectively, from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents each Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in each Partnership.

Statement of Cash Flows — The Partnerships are not required to provide a Statement of Cash Flows.

Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnerships would also provide the disclosures retrospectively for all comparative periods presented.  The Partnerships are currently evaluating the impact that these pronouncements would have on the financial statements.

In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnerships will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments
3.  Investments

a. Spectrum Strategic's investments in affiliated underlying funds

Effective December 1, 2011, Spectrum Strategic invested a portion of its assets in MB Master Fund and PGR Master Fund.  Spectrum Strategic's investment in MB Master Fund represents approximately 11.0% and 7.6%, and investment in PGR Master Fund represents approximately 6.8% and 7.9%, respectively, of the net asset value of Spectrum Strategic as of December 31, 2012 and 2011, respectively.

Effective January 1, 2008, Spectrum Strategic invested a portion of its assets in Morgan Stanley Smith Barney BHM I, LLC ("BHM I, LLC").  Spectrum Strategic's investment in BHM I, LLC represents approximately 85.1% and 86.7% of the net asset value of Spectrum Strategic at December 31, 2012 and 2011, respectively.

Summarized information for Spectrum Strategic's investment in BHM I, LLC, MB Master Fund and PGR Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	85.1	63,045,391	(1,117,246)	n/a	n/a	n/a
MB Master Fund	11.0	8,142,971	164,303	n/a	n/a	n/a
PGR Master Fund	6.8	5,021,111	(1,278,585)	n/a	n/a	n/a

December 31, 2011

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	86.7	101,259,072	(22,304,564)	n/a	n/a	n/a
PGR Master Fund	7.9	9,193,011	240,600	n/a	n/a	n/a
MB Master Fund	7.6	8,832,023	(120,388)	n/a	n/a	n/a

Spectrum Strategic does not directly pay BHM I, LLC, PGR Master Fund and MB Master Fund for its pro rata portion of incentive, management and administrative fees.  Such fees are directly paid by Spectrum Strategic to the respective parties.

For BHM I, LLC, PGR Master Fund and MB Master Fund contributions and withdrawals are permitted on a monthly basis.

As of December 31, 2012 and 2011, there have been no suspended redemptions, "lock up" periods or gate provisions imposed before a withdrawal can be made by the Partnership.

The tables below represent summarized Income Statement information for BHM I, LLC for the years ended December 31, 2012, 2011, and 2010, respectively, and for PGR Master Fund and MB Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

December 31, 2011	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Income (Loss)
	$	$	$	$

BHM I, LLC	(53,603)	(7,089,593)	(100,575,804)	(107,665,397)
PGR Master Fund	8,507	(110,281)	2,276,086	2,165,805
MB Master Fund	963	(325,546)	438,595	113,049

December 31, 2010	Investment Loss	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	(8,738)	(4,238,014)	34,087,359	29,849,345

b. Spectrum Technical's investment in Blackwater Master Fund

On December 1, 2011, Spectrum Technical invested a portion of its assets in Blackwater Master Fund, a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund was formed to permit accounts managed now or in the future by Blackwater using the Global Program, a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner for Blackwater Master Fund. Individual and pooled accounts currently managed by Blackwater, including Spectrum Technical, are permitted to be limited partners of Blackwater Master Fund. The General Partner and Blackwater believe that trading through this structure should promote efficiency and economy in the trading process.

Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2012 and 2011, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$82,996,036	$1,069,352	$81,926,684

	December 31, 2011
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$83,066,066	$176,287	$82,889,779

Summarized information for Spectrum Technical's investment in Blackwater Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	25.3	43,685,685	(3,758,641)	Commodity Portfolio	Monthly

December 31, 2011	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund*	16.4	43,800,324	731,982	Commodity Portfolio	Monthly

*	The Partnership invested in Blackwater Master Fund as of December 1, 2011.

Spectrum Technical's investment into Blackwater Master Fund does not pay any management, incentive, or administrative fee.  Those fees are paid by Spectrum Technical.  Spectrum Technical reimburses Blackwater Master Fund for all brokerage related fees borne by Blackwater Master Fund on behalf of Spectrum Technical's investment.

On December 31, 2012 and 2011, Spectrum Technical owned approximately 53.3% and 52.8%, respectively, of Blackwater Master Fund. It is Spectrum Technical's intention to continue to invest in Blackwater Master Fund. The performance of Spectrum Technical is directly affected by the performance of Blackwater Master Fund.

The tables below represent summarized Income Statement information for Blackwater Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

December 31, 2011	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	9,337	(102,547)	2,948,325	2,845,778

c. Spectrum Currency's investments in KR Master Fund and Cambridge Master Fund

On January 1, 2012, the assets allocated to Flintlock for trading were invested in FL Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  FL Master Fund was formed to permit accounts managed now or in the future by Flintlock using the 2x Flintlock Commodity Opportunities Partners, LP, a proprietary, systematic trading program, to invest together in one trading vehicle.  The General Partner was also the general partner for FL Master Fund.  Individual and pooled accounts managed by Flintlock, including Spectrum Currency, were permitted to be limited partners of FL Master Fund.  The General Partner and Flintlock believed that trading through this structure promoted efficiency and economy in the trading process.  Spectrum Currency fully redeemed its investment in FL Master Fund as of October 10, 2012.

On January 1, 2012, the assets allocated to Krom for trading were invested in the KR Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  KR Master Fund was formed in order to permit commodity pools managed now or in the future by Krom using the Commodity Program at 150% Leverage, a fundamental and technical trading system, to invest together in one trading vehicle.  The General Partner is also the general partner of KR Master Fund.  Individual and pooled accounts currently managed by Krom, including Spectrum Currency, are permitted to be limited partners of KR Master Fund.  The General Partner and Krom believe that trading through this structure should promote efficiency and economy in the trading process.

On November 1, 2012, the assets allocated to Cambridge for trading were invested in the Cambridge Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  Cambridge Master Fund was formed to permit accounts managed  now and in the future by Cambridge using Cambridge Asian Markets Alpha Programme, to invest together in one trading vehicle.  The General Partner is also the general partner of Cambridge Master Fund.  Individual and pooled accounts currently managed by Cambridge, including Spectrum Currency, are permitted to be limited partners of Cambridge Master Fund.  The General Partner and Cambridge believe that trading through this structure should provide efficiency and economy in the trading process.

Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2012, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$116,058,406	$1,168,169	$114,890,237
Cambridge Master Fund	$14,372,049	$31,163	$14,340,886
	$130,430,455	$1,199,332	$129,231,123

Summarized information for Spectrum Currency's investment in KR Master Fund, Cambridge Master Fund and FL Master Fund for the period ended December 31, 2012, is as follows:

For the period ended December 31, 2012 Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$			$
KR Master Fund	43.4	10,109,603	(435,473)	Commodity	Monthly
				Portfolio
Cambridge Master Fund	29.7	6,920,831	79,839	Commodity	Monthly
				Portfolio
FL Master Fund	–	–	(1,519,355)	Commodity	Monthly
				Portfolio

Spectrum Currency's investment into Cambridge Master Fund and KR Master Fund do not pay any management, incentive, or administrative fee.  These fees are paid by Spectrum Currency.  Spectrum Currency reimburses Cambridge Master Fund and KR Master Fund for all brokerage related fees borne by Cambridge Master Fund and KR Master Fund on behalf of Spectrum Currency's  investment.

As of December 31, 2012, Spectrum Currency owned approximately 48.23% and 8.80% of Cambridge Master Fund and KR Master Fund, respectively.  It is Spectrum Currency's intention to continue to invest in Cambridge Master Fund and KR Master Fund.  The performance of Spectrum Currency is directly affected by the performance of Cambridge Master Fund and KR Master Fund.

The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2012, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
4.  Related Party Transactions

Each Partnership's cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. pays interest on these funds as described in Note 2.  Summary of Significant Accounting Policies.  Each Partnership pays brokerage fees to MS&Co. as described in Note 2. Summary of Significant Accounting Policies.  MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.

Trading Advisors	12 Months Ended
Dec. 31, 2012
Trading Advisors [Abstract]
Trading Advisors
5.  Trading Advisors

Ceres, on behalf of each Partnership, retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2012, were as follows:

Spectrum Currency
C-View International Limited ("C-View")
Cambridge
Krom

Spectrum Global Balanced
Altis Partners (Jersey) Limited ("Altis")
C-View International Limited
SSARIS Advisors, LLC ("SSARIS")

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Management, Inc. ("EMC")
Graham Capital Management, L.P. ("Graham")
Northfield Trading L.P. ("Northfield")
Rabar Market Research, Inc. ("Rabar")
Sunrise Capital Management, Inc. ("Sunrise Capital")

Spectrum Strategic
Aventis Asset Management LLC
Blenheim Capital Management, L.L.C. ("Blenheim")
PGR Capital L.P.
Spectrum Technical
Aspect Capital Limited ("Aspect")
Blackwater Capital Management LLC
Campbell & Company, Inc. ("Campbell")
Rotella Capital Management, Inc. ("Rotella")
Winton Capital Management Limited ("Winton")

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — The management fee for Spectrum Currency is accrued at a rate of 1/6 of 1% (a 2% annual rate)  per month of net assets allocated on the first day of each month to C-View and Krom and 1/12 of 1.5%, (a 1.5% annual rate) per month of net assets allocated to Cambridge on the last day of each month.

The monthly management fee payable to Flintlock prior to termination on October 10, 2012, was 1/12 of 1.5% (a 1.5% annual rate).

The management fee for Spectrum Global Balanced is accrued at a rate of 5/48 of 1% per month of net assets allocated to SSARIS on the first day of each month (a 1.25% annual rate), 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate), and 1/6 of 1% per month of net assets allocated to C-View on the first day of each month (a 2% annual rate).

The management fee for Spectrum Select is accrued at a rate of 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate), 1/6 of 1% per month of net assets allocated to Graham on the first day of each month (a 2% annual rate), 1/12 of 2% per month of net assets allocated to EMC, Rabar, Northfield and Sunrise Capital  on the first day of each month (a 2% annual rate).

Prior to February 1, 2011, the monthly management fee payable to Sunrise Capital was 1/4 of 1% (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to EMC and Rabar was 5/24 of 1% (a 2.5% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Northfield was 1/12 of 3% (a 3% annual rate).

The management fee for Spectrum Strategic is accrued at a rate of 1/4 of 1% per month of net assets allocated to Blenheim on the first day of each month (a 3% annual rate), 1/12 of 1% per month of net assets allocated to PGR on the first day of each month (a 1% annual rate) and 1/12 of 1.5% per month of net assets allocated to Aventis on the first day of each month (a 1.5% annual rate).

Effective July 1, 2011, the management fee payable to Eclipse was reduced from a monthly management fee rate equal to 1/12 of 3% (a 3% annual rate) to a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate).  Eclipse was removed as a trading advisor to Spectrum Strategic effective November 30, 2011.

Effective June 1, 2011, the monthly management fee payable to DKR was reduced from a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate) to a monthly management fee rate equal to 1/12 of 1.75% (a 1.75% annual rate).  DKR was removed as a trading advisor to Spectrum Strategic effective August 31, 2011.

The management fee for Spectrum Technical is accrued at a rate of 1/12 of 1.5% per month of net assets allocated to Aspect and Winton on the first day of each month (a 1.5% annual rate), 1/6 of 1% per month of net assets allocated to Campbell on the first day of each month (a 2% annual rate), 1/12 of 1% per month of net assets allocated to Rotella on the first day of each month (a 1% annual rate), and 1/12 of 1.25% per month of net assets allocated to Blackwater on the first day of each month (a 1.25% annual rate).

Effective October 31, 2012, JWH was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to JWH was 1/6 of 1% (a 2% annual rate).

Effective October 31, 2012, Chesapeake was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to Chesapeake was 1/12 of 2% (a 2% annual rate).

For the period from June 1, 2012, through October 31, 2012, Chesapeake temporarily reduced the management fee it received from Spectrum Technical from an annual rate of 2% of net assets as of the first day of the month, to an annual rate of 1% of net assets as of the first day of the month .

Prior to June 1, 2012, the monthly management fee payable to Aspect was 1/6 of 1% (a 2% annual rate).

Prior to January 1, 2012, the monthly management fee payable to Winton was 1/6 of 1% (a 2% annual rate).

Prior to June 1, 2011, the monthly management fee payable to Campbell was 1/4 of 1% (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Rotella was 1/12 of 2% (a 2% annual rate).

For the period from August 1, 2010, through September 30, 2010, Chesapeake temporarily reduced the management fee it received from Spectrum Technical from an annual rate of 2% of net assets as of the first day of the month, to an annual rate of 1% of net assets as of the first day of the month.

Effective October 1, 2010, through October 31, 2010, Chesapeake's management fee was increased from an annual rate of 1% of net assets as of the first day of the month, to an annual rate of 1.5% of net assets as of the first day of the month.

Effective November 1, 2010, Chesapeake's management fee was reinstated from an annual rate of 1.5% of net assets as of the first day of the month to an annual rate of 2% of net assets as of the first day of the month.

Effective January 1, 2010, to July 1, 2011, Spectrum Technical paid Rotella a monthly management fee equal to 1/6 of 1% of its net assets allocated to Rotella on the first day of each month (a 2% annual rate).

Incentive Fee — Spectrum Currency pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to C-View's allocated net assets as of the end of each calendar month and Krom's at the end of the calendar quarter, and 15% of the trading profits experienced with respect to Cambridge's allocated net assets as of the end of each calendar quarter.

Prior to October 10, 2012, Spectrum Currency paid Flintlock a monthly incentive fee equal to 20% of the trading profits experienced with respect to Flintlock's allocated net assets as of the end of each calendar quarter.  Flintlock was removed as a trading advisor to Spectrum Currency effective October 10, 2012.

Prior to May 31, 2011, Spectrum Currency paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.  DKR was removed as a trading advisor to Spectrum Currency effective May 31, 2011.

Spectrum Global Balanced pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to SSARIS as of the end of each calendar month, and 20% of the trading profits experienced with respect to the net assets allocated to Altis and C-View as of the end of each calendar month.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Northfield, EMC, Sunrise Capital, Rabar, Altis and Graham as of the end of each calendar month.

Prior to February 1, 2011, the monthly incentive fee rate paid to Sunrise Capital was 15%.

Prior to July 1, 2011, Spectrum Select paid Northfield a monthly incentive fee equal to 15% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Select paid EMC and Rabar a monthly incentive fee equal to 17.5% of the trading profits experienced with respect to trading advisor's allocated net assets as of the end of each calendar month.

Spectrum Strategic pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month, 20% of the trading profits experienced with respect to the net assets allocated to Aventis as of the end of each calendar quarter and 20% of the trading profits experienced with respect to the net assets allocated to PGR as of the end of each calendar year.

For the period from July 1, 2011, to November 30, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to August 31, 2011, Spectrum Strategic paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to DKR as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to each of Aspect, Campbell, Rotella, and Winton as of the end of each calendar month and 20% of the trading profits experienced with respect to the net assets allocated to Blackwater as of the end of each calendar year.

Prior to October 31, 2012, Spectrum Technical paid Chesapeake and JWH a monthly incentive fee equal to 19% and 20%, respectively of the trading profits experienced with respect to Chesapeake's and JWH's allocated net assets as of the end of each calendar month.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.

For all trading advisors with trading losses, no incentive fee is paid in subsequent months until all such losses are recovered.  Cumulative trading losses are adjusted on a pro rata basis for the net amount of each month's redemptions.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
6.  Financial Instruments

The Partnerships trade Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price. Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts. There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The fair value of exchange-traded contracts is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated. The fair value of off-exchange-traded contracts is based on the fair value quoted by the counterparty.

The Partnerships' contracts are accounted for on a trade-date basis.  A derivative is defined as a financial instrument or other contract that has all three of the following characteristics:

(1) a) One or more "underlyings" and b) one or more "notional amounts" or payment provisions or both;

(2) Requires no initial net investment or a smaller initial net investment than would be required for other types of contracts that would be expected to have a similar response relative to changes in market factors; and

(3) Terms that require or permit net settlement.

Generally, derivatives include futures, forward, swaps or options contracts, and other financial instruments with similar characteristics such as caps, floors, and collars.
The net unrealized gains (losses) on open contracts at December 31, reported as a component of "Trading Equity" on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Currency
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	–	43,205	43,205	–	Feb. 2013
2011	–	(88,387)	(88,387)	–	Mar. 2012

Spectrum Global Balanced
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	951,801	29,978	981,779	Dec. 2014	Feb. 2013
2011	1,229,274	(8,497)	1,220,777	Dec. 2013	Jan. 2012

Spectrum Select
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	2,503,274	48,080	2,551,354	Mar. 2017	Mar. 2013
2011	5,995,510	406,389	6,401,899	Mar. 2016	Mar. 2012

Spectrum Technical
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(1,651,077)	609,533	(1,041,544)	Jun. 2017	Apr. 2013
2011	8,196,777	569,394	8,766,171	Mar. 2015	Mar. 2012

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract.  The Partnerships have credit risk associated with counterparty nonperformance.  As of the date of the financial statements, the credit risk associated with the instruments in which the Partnerships trade is limited to the unrealized gains (losses) amounts reflected in the Partnerships' Statements of Financial Condition. The net unrealized gains (losses) on open contracts is further disclosed gross by type of contract and corresponding fair value level in Note 8. Fair Value Measurements and Disclosures.

  The Partnerships also have credit risk because MS&Co., MSIP, and/or MSCG act as the futures commission merchants or the counterparties, with respect to most of the Partnerships' assets.  Exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are fair valued on a daily basis, with variations in value settled on a daily basis. MS&Co. and MSIP, each acting as a commodity futures broker for each Partnership's exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, are required, pursuant to regulations of the Commodity Futures Trading Commission, to segregate from their own assets, and for the sole benefit of their commodity customers, total cash held by them with respect to exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, including an amount equal to the net unrealized gains (losses) on all open exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, which in the aggregate, totaled $6,788,072 and $35,818,805 for Spectrum Currency, $11,255,076 and $14,421,691 for Spectrum Global Balanced, $200,859,877 and $294,109,636 for Spectrum Select, and $132,743,763 and $229,719,742 for Spectrum Technical at December 31, 2012 and 2011, respectively.  With respect to each Partnership's off-exchange-traded forward currency contracts and forward currency options contracts, there are no daily settlements of variation in value, nor is there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated.  However, each Partnership is required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in each Partnership account with the counterparty, which is accomplished by daily maintenance of the cash balance in a custody account held at MS&Co. for  the benefit of MS&Co.  With respect to those off-exchange-traded forward currency contracts, the Partnerships are at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform.  With respect to those off-exchange-traded forward currency options contracts, the Partnerships are at risk to the ability of MSCG, the sole counterparty on all such contracts, to perform.  Each Partnership has a netting agreement with the counterparty.  The primary terms are based on industry standard master agreements.  These agreements, which seek to reduce both the Partnerships' and the counterparties' exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease the Partnerships' credit risk in the event of MS&Co.'s or MSCG's bankruptcy or insolvency.

The General Partner monitors and attempts to control the Partnerships' risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Partnerships may be subject.  These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics.  In addition, online monitoring systems provide account analysis of futures, forwards and options positions by sector, margin requirements, gain and loss transactions and collateral positions.

The futures, forwards and options traded by the Partnerships involve varying degrees of related market risk.  Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships' open positions, and consequently in their earnings, whether realized or unrealized, and cash flow.  Gains and losses on open positions of exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are settled daily through variation margin.  Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.  Gains and losses on off-exchange-traded forward currency options contracts are settled on an agreed-upon settlement date.

Spectrum Strategic's, Spectrum Technical's, and Spectrum Currency's investments in the affiliated underlying funds expose each Partnership to various types of risks that are associated with Futures Interests trading and the markets in which the affiliated underlying funds invest.  The significant types of financial risks to which the affiliated underlying funds are exposed are market risk, liquidity risk, and counterparty credit risk as described above.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging [Abstract]
Derivatives and Hedging
7.  Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2012 and 2011

Spectrum Currency

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	47,414	(41,869)	58,435	(22,608)	41,372	1,498
Total	47,414	(41,869)	58,435	(22,608)	41,372
Unrealized currency gain					1,833
Total net unrealized gain on open contracts					43,205

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	–	1

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	34,016	(124,363)	4,823	(38,337)	(123,861)	4,996
Total	34,016	(124,363)	4,823	(38,337)	(123,861)
Unrealized currency gain					35,474
Total net unrealized loss on open contracts					(88,387)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,534	1
Options written	–	1

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	15,953	(74,679)	34,996	(23,285)	(47,015)	195
Equity	51,479	(8,381)	15,186	(15,625)	42,659	46
Foreign currency	125,101	(46,320)	53,721	(28,930)	103,572	892
Interest rate	44,541	(18,952)	–	(19,479)	6,110	405
Total	237,074	(148,332)	103,903	(87,319)	105,326
Unrealized currency gain					876,453
Total net unrealized gain on open contracts					981,779

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	(22,859)	14

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	26,687	(42,619)	281,332	(69,359)	196,041	233
Equity	10,832	(5,231)	3,176	(1,161)	7,616	39
Foreign currency	22,399	(18,270)	54,621	(21,149)	37,601	1,920
Interest rate	72,718	(4,626)	21,080	(4,515)	84,657	277
Total	132,636	(70,746)	360,209	(96,184)	325,915
Unrealized currency gain					894,862
Total net unrealized gain on open contracts					1,220,777

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	814	1
Options written	–	1

Spectrum Select

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	763,693	(1,021,268)	1,051,860	(1,134,848)	(340,563)	4,025
Equity	1,842,840	(517,175)	–	(36,283)	1,289,382	1,915
Foreign currency	1,878,922	(1,022,609)	2,196,364	(253,560)	2,799,117	5,689
Interest rate	759,302	(607,381)	3,225	(147,863)	7,283	9,810
Total	5,244,757	(3,168,433)	3,251,449	(1,572,554)	3,755,219
Unrealized currency loss					(1,203,865)
Total net unrealized gain on open contracts					2,551,354

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	418,029	(822,942)	4,381,649	(2,417,431)	1,559,305	4,077
Equity	307,762	(7,656)	94,660	(143,961)	250,805	1,386
Foreign currency	739,841	(106,865)	2,115,906	(300,292)	2,448,590	7,744
Interest rate	3,538,706	(109,261)	139,283	(121,941)	3,446,787	7,073
Total	5,004,338	(1,046,724)	6,731,498	(2,983,625)	7,705,487
Unrealized currency loss					(1,303,588)
Total net unrealized gain on open contracts					6,401,899

Spectrum Strategic

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

The Partnership held no futures or forward contracts; therefore, there were no net unrealized gains or losses on futures or forward contracts.

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	—	—	—	—	—	752
Equity	—	—	—	—	—	328
Foreign currency	—	—	—	—	—	6,514
Interest rate	—	—	—	—	—	2,260
Total	—	—	—	—	—
Unrealized currency gain (loss)					—
Total net unrealized gain (loss) on open contracts					—

Spectrum Technical

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain		Long Unrealized Loss		Short Unrealized Gain		Short Unrealized Loss		Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$		$		$		$			$
Commodity		503,509		(759,234)		451,092		(401,945)	(206,578)		1,895
Equity		1,289,387		(324,377)		33		(9,417)	955,626		1,525
Foreign currency		751,769		(682,406)		1,511,142		(188,174)	1,392,331		4,077
Interest rate		845,015		(522,310)		4,461		(26,938)	300,228		6,112
Total		3,389,680		(2,288,327)		1,966,728		(626,474)	2,441,607
Unrealized currency loss									(3,483,151)
Total net unrealized loss on open contracts									(1,041,544)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	6
Options written	–	6

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	461,717	(267,888)	2,598,439	(1,871,409)	920,859	2,650
Equity	123,510	(5,714)	458,154	(107,670)	468,280	1,700
Foreign currency	456,046	(117,644)	1,480,181	(262,174)	1,556,409	10,673
Interest rate	3,295,555	(360,727)	5,324	(13,300)	2,926,852	7,484
Total	4,336,828	(751,973)	4,542,098	(2,254,553)	5,872,400
Unrealized currency gain					2,893,771
Total net unrealized gain on open contracts					8,766,171

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,507	7
Options written	(3,460)	7

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2012, 2011, and 2010, respectively.

Spectrum Currency

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(2,081,165)	–	–
Foreign currency	174,080	(1,647,809)	808,671
Unrealized currency gain (loss)	(33,641)	(46,233)	29,966
Total	(1,940,726)	(1,694,042)	838,637

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(199,068)	(483,261)	(745,965)
Net change in unrealized	133,331	(1,210,781)	1,584,602
Realized loss on investment in KR Master Fund	(488,412)	–	–
Realized loss on investment in FL Master Fund	(2,033,985)	–	–
Realized loss on investment in Cambridge Master Fund	(44,139)	–	–
Unrealized appreciation on investment in FL Master Fund	514,630	–	–
Unrealized appreciation on investment in KR Master Fund	52,939	–	–
Unrealized appreciation on investment in Cambridge Master Fund	123,978	–	–
Total	(1,940,726)	(1,694,042)	838,637

Spectrum Global Balanced

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(261,829)	(864,562)	176,977
Equity	224,150	(965,779)	(119,010)
Foreign currency	171,401	(735,607)	1,416,646
Interest rate	6,538	1,137,203	2,032,378
Unrealized currency loss	(18,409)	(61,781)	(34,349)
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	370,013	(1,151,478)	3,283,491
Net change in unrealized	(248,162)	(339,048)	189,151
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Spectrum Select

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(12,872,729)	(17,215,862)	10,078,791
Equity	6,993,095	(27,174,382)	(14,372,116)
Foreign currency	(2,206,555)	(11,400,426)	13,050,193
Interest rate	1,388,041	19,104,345	24,513,376
Unrealized currency gain (loss)	99,725	(567,763)	31,129
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(2,747,878)	(23,852,820)	25,513,507
Net change in unrealized	(3,850,545)	(13,401,268)	7,787,866
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Spectrum Strategic

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(1,374,285)	(18,052,648)	27,847,302
Equity	(3,098,127)	(2,778,840)	1,553,897
Foreign currency	(39,186)	(14,779,073)	1,814,321
Interest rate	2,280,070	7,707,782	5,580,325
Unrealized currency gain (loss)	–	(86,013)	47,508
Proceeds from Litigation	–	–	220,755
Total	(2,231,528)	(27,988,792)	37,064,108

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	–	2,750,625	11,512,792
Net change in unrealized	–	(8,555,065)	7,129,344
Realized gain (loss) on investment in BHM I, LLC	(429,295)	(958,118)	1,679,125
Realized loss on investment in PGR Master Fund	(25,751)	–	–
Realized gain on investment in MB Master Fund	3,838	–	–
Unrealized appreciation (depreciation) on investment in BHM I, LLC	(687,951)	(21,346,446)	16,522,092
Unrealized appreciation (depreciation) on investment in PGR Master Fund	(1,252,834)	240,600	–
Unrealized appreciation (depreciation) on investment in MB Master Fund	160,465	(120,388)	–
Proceeds from Litigation	–	–	220,755
Total Trading Results	(2,231,528)	(27,988,792)	37,064,108

Spectrum Technical

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	7,806,061	(13,197,401)	5,109,902
Equity	(58,323,819)	(16,512,047)	(8,075,989)
Foreign currency	(30,995,834)	(3,771,234)	8,722,783
Interest rate	68,102,911	33,707,895	34,568,150
Unrealized currency gain (loss)	(6,376,922)	87,382	(596,713)
Proceeds from Litigation	–	10,951	164,828
Total	(19,787,603)	325,546	39,892,961

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Trading Results	$	$	$
Net realized	(6,219,265)	11,402,800	29,840,644
Net change in unrealized	(9,809,697)	(11,820,187)	9,887,489
Realized gain (loss) on investment in Blackwater Master Fund	(4,657,167)	167,699	–
Unrealized appreciation on Investment in Blackwater Master Fund	898,526	564,283	–
Proceeds from Litigation	–	10,951	164,828
Total Trading Results	(19,787,603)	325,546	39,892,961

Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
8.  Fair Value Measurements and Disclosures

Effective January 1, 2012, the Partnerships adopted ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS."  The amendments within this ASU change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to eliminate unnecessary wording differences between U.S. GAAP and IFRS.  However, some of the amendments clarify the FASB's intent about the application of existing fair value measurement requirements and other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This new guidance did not have a material impact on the Partnerships' financial statements.

Financial instruments are carried at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified and disclosed in the following three levels: Level 1 — unadjusted quoted market prices in active markets for identical assets and liabilities; Level 2 — inputs other than unadjusted quoted market prices that are observable for the asset or liability, either directly or indirectly (including unadjusted quoted market prices for similar investments, interest rates, credit risk); and Level 3 — unobservable inputs for the asset or liability (including the Partnerships' own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnerships' assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Partnerships' assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Spectrum Currency
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in KR Master Fund	–	10,109,603	n/a	10,109,603
Investment in Cambridge Master Fund	–	6,920,831	n/a	6,920,831
Forwards	–	105,849	n/a	105,849
Total Assets	–	17,136,283	n/a	17,136,283

Liabilities
Forwards	–	64,477	n/a	64,477
Total Liabilities	–	64,477	n/a	64,477

Unrealized currency gain				1,833

*Net fair value	–	17,071,806	n/a	17,073,639

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Forwards	–	38,838	n/a	38,838
Options Purchased	–	1,534	n/a	1,534
Total Assets	–	40,372	n/a	40,372

Liabilities
Forwards	–	162,699	n/a	162,699
Total Liabilities	–	162,699	n/a	162,699

Unrealized currency gain				35,474

*Net fair value	–	(122,327)	n/a	(86,853)

*	This amount comprises of the "Net unrealized gain (loss) on open contracts", "Investments" and "Options purchased" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Spectrum Global Balanced
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	270,741	–	n/a	270,741
Forwards	–	70,236	n/a	70,236
Total Assets	270,741	70,236	n/a	340,977

Liabilities
Futures	195,393	–	n/a	195,393
Forwards	–	40,258	n/a	40,258
Options Written	22,859	–		22,859
Total Liabilities	218,252	40,258	n/a	258,510

Unrealized currency gain				876,453

*Net fair value	52,489	29,978	n/a	958,920

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	472,189	–	n/a	472,189
Forwards	–	20,656	n/a	20,656
Options Purchased	–	814	n/a	814
Total Assets	472,189	21,470	n/a	493,659

Liabilities
Futures	137,777	–	n/a	137,777
Forwards	–	29,153	n/a	29,153
Total Liabilities	137,777	29,153	n/a	166,930

Unrealized currency gain				894,862

*Net fair value	334,412	(7,683)	n/a	1,221,591

*	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Spectrum Select

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	7,876,474	–	n/a	7,876,474
Forwards	–	619,732	n/a	619,732
Total Assets	7,876,474	619,732	n/a	8,496,206

Liabilities
Futures	4,169,335	–	n/a	4,169,335
Forwards	–	571,652	n/a	571,652
Total Liabilities	4,169,335	571,652	n/a	4,740,987

Unrealized currency loss				(1,203,865)
*Net fair value	3,707,139	48,080	n/a	2,551,354

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	11,006,486	–	n/a	11,006,486
Forwards	–	729,350	n/a	729,350
Total Assets	11,006,486	729,350	n/a	11,735,836

Liabilities
Futures	3,707,388	–	n/a	3,707,388
Forwards	–	322,961	n/a	322,961
Total Liabilities	3,707,388	322,961	n/a	4,030,349

Unrealized currency loss				(1,303,588)
*Net fair value	7,299,098	406,389	n/a	6,401,899

*	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Spectrum Strategic

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	63,045,391	n/a	63,045,391
Investment in PGR Master Fund	–	5,021,111	n/a	5,021,111
Investment in MB Master Fund	–	8,142,971	n/a	8,142,971
Total Assets	–	76,209,473	n/a	76,209,473

Spectrum Strategic

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	101,259,072	n/a	101,259,072
Investment in PGR Master Fund	–	9,193,011	n/a	9,193,011
Investment in MB Master Fund	–	8,832,023	n/a	8,832,023
Total Assets	–	119,284,106	n/a	119,284,106

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Spectrum Technical

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,685,685	n/a	43,685,685
Futures	4,081,355	–	n/a	4,081,355
Forwards	–	1,275,053	n/a	1,275,053
Total Assets	4,081,355	44,960,738	n/a	49,042,093

Liabilities
Futures	2,249,281	–	n/a	2,249,281
Forwards	–	665,520	n/a	665,520
Total Liabilities	2,249,281	665,520	n/a	2,914,801

Unrealized currency loss				(3,483,151)
*Net fair value	1,832,074	44,295,218	n/a	42,644,141

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,800,324	n/a	43,800,324
Futures	8,141,255	–	n/a	8,141,255
Forwards	–	737,671	n/a	737,671
Options Purchased	1,507	–	n/a	1,507
Total Assets	8,142,762	44,537,995	n/a	52,680,757

Liabilities
Futures	2,838,249	–	n/a	2,838,249
Forwards	–	168,277	n/a	168,277
Options Written	3,460	–	n/a	3,460
Total Liabilities	2,841,709	168,277	n/a	3,009,986

Unrealized currency gain				2,893,771
*Net fair value	5,301,053	44,369,718	n/a	52,564,542

*
This amount comprises of the "Total net unrealized gain on open contracts", "Investment in Blackwater Master Fund"and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
9.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partner's share of income, expenses and average net assets.

Spectrum Currency
	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$8.63	$9.57	$10.03

Interest Income	– (2)	– (2)	0.01
Expenses	(0.53)	(0.60)	(0.64)
Realized/Unrealized Income (Loss) (1)	(0.53)	(0.34)	0.17

Net Loss	(1.06)	(0.94)	(0.46)

Net asset value, December 31:	$7.57	$8.63	$9.57

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.6)%	(6.7)%	(6.6)%
Expenses before Incentive Fees	6.7%	6.8%	6.7%
Expenses after Incentive Fees	6.7%	6.8%	6.7%
Net Loss	(13.5)%	(10.9)%	(5.1)%
Total return before incentive fees	(12.3)%	(9.8)%	(4.6)%
Total return after incentive fees	(12.3)%	(9.8)%	(4.6)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

Spectrum Global Balanced

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$14.83	$17.12	$15.23

Interest Income	0.01	0.01	0.02
Expenses	(0.90)	(0.96)	(0.98)
Realized/Unrealized Income (Loss) (1)	0.12	(1.34)	2.85

Net Income (Loss)	(0.77)	(2.29)	1.89

Net asset value, December 31:	$14.06	$14.83	$17.12

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.1)%	(6.2)%	(6.0)%
Expenses before Incentive Fees	6.2%	6.3%	6.1%
Expenses after Incentive Fees	6.2%	6.3%	6.1%
Net Income (Loss)	(5.2)%	(15.4)%	11.8%
Total return before incentive fees	(5.2)%	(13.4)%	12.4%
Total return after incentive fees	(5.2)%	(13.4)%	12.4%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Spectrum Select

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$31.24	$38.03	$37.96

Interest Income	0.02	0.01	0.03
Expenses	(2.44)	(3.07)	(3.18)
Realized/Unrealized Income (Loss) (1)	(1.06)	(3.73)	3.22

Net Income (Loss)	(3.48)	(6.79)	0.07 *

Net asset value, December 31:	$27.76	$31.24	$38.03

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.0)%	(8.8)%	(8.9)%
Expenses before Incentive Fees	8.1%	8.3%	8.4%
Expenses after Incentive Fees	8.1%	8.9%	9.0%
Net Loss	(10.7)%	(19.6)%	(0.7)%
Total return before incentive fees	(11.1)%	(17.3)%	0.8%
Total return after incentive fees	(11.1)%	(17.9)%	0.2%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*
The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.

Spectrum Strategic

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$16.02	$21.49	$19.13

Interest Income	0.01	0.01	0.02
Expenses	(1.37)	(1.87)	(1.98)
Realized/Unrealized Income (Loss) (1)	(0.41)	(3.61)	4.32

Net Income (Loss)	(1.77)	(5.47)	2.36

Net asset value, December 31:	$14.25	$16.02	$21.49

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(9.0)%	(9.8)%	(10.6)%
Expenses before Incentive Fees	9.1%	9.0%	8.8%
Expenses after Incentive Fees	9.1%	9.8%	10.6%
Net Income (Loss)	(11.4)%	(28.6)%	11.8%
Total return before incentive fees	(11.0)%	(24.7)%	14.2%
Total return after incentive fees	(11.0)%	(25.5)%	12.3%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Spectrum Technical

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$19.65		$21.33	$20.53

Interest Income	0.01		0.01	0.02
Expenses	(1.38	) *	(1.68)	(1.64	) *
Realized/Unrealized Income (Loss) (1)	(1.57)		(0.01)	2.42

Net Income (Loss)	(2.94)		(1.68)	0.80

Net asset value, December 31:	$16.71		$19.65	$21.33

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%		(8.1)%	(8.2)%
Expenses before Incentive Fees	7.8	% **	8.2%	8.3	%**
Expenses after Incentive Fees	7.8	% **	8.2%	8.3	%**
Net Income (Loss)	(17.0)%		(8.0)%	3.4%
Total return before incentive fees	(15.0)%		(7.8)%	3.9%
Total return after incentive fees	(15.0)%		(7.9)%	3.9%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.

**	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
10.  Subsequent Events

Management performed its evaluation of subsequent events through the date of filing, and has determined that there were no subsequent events requiring adjustments of or disclosure in the financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation
Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may invest in affiliated underlying funds.  Relevant authoritative guidance permits, as a practical expedient, the Partnerships to measure the fair value of their investments in affiliated underlying funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Partnerships' reporting date. The fair value of Partnership's investment in each affiliated underlying fund is based on the information provided by the affiliated underlying fund which reflects the Partnerships' pro rata share of the net asset value of the affiliated underlying fund (i.e., the practical expedient is used).

The Partnerships may also invest in Master Funds. The Partnerships record their investments in Master Funds at fair value on the basis of the net asset value of such investments. The financial statements of the Master Funds, including the condensed schedule of investments and the notes to the Master Funds' financial statements, which provide information about the Master Funds' valuation policy, are attached to this report and should be read with the Partnerships' financial statements.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition and are subsequently adjusted to fair values. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. pays each Partnership interest income on 100% of the average daily equity maintained in cash in Spectrum Currency, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical accounts during each month at a rate equal to 80% for Spectrum Currency, Spectrum Select, Spectrum Strategic and Spectrum Technical, and at a rate equal to 100% for Spectrum Global Balanced of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received .

Fair Value of Financial Instruments
 Fair Value of Financial Instruments — The fair value of the Partnerships' assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnerships' functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 9. Financial Highlights).

Trading Equity
Trading Equity — The Partnerships' asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with Morgan Stanley Wealth Management, MS&Co., and MSIP for Spectrum Global Balanced, Spectrum Select and Spectrum Technical, and with Morgan Stanley Wealth Management and MS&Co. for Spectrum Currency, to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options and, if any, (c) options purchased at fair value. Options written at fair value are recorded in "Liabilities" within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. and MSIP acting as their commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co. and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreement with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnerships' Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — The brokerage fees for Spectrum Currency and Spectrum Global Balanced are currently accrued at a flat monthly rate of 1/12 of 4.6% (a 4.6% annual rate) of net assets as of the first day of each month.  Brokerage fees for Spectrum Select, Spectrum Strategic, and Spectrum Technical are currently accrued at a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) of net assets as of the first day of each month.  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses
Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. through the brokerage fees paid by the Partnerships.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month that is at least six months after the closing at which a person first becomes a limited partner.  The request for redemptions must be delivered to a limited partner's local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum amount of 50 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Units redeemed on or prior to the last day of the twelfth month from the date of purchase will be subject to a redemption charge equal to 2% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twelfth month and on or prior to the last day of the twenty-fourth month from the date of purchase will be subject to a redemption charge equal to 1% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twenty-fourth month from the date of purchase will not be subject to a redemption charge.  The foregoing redemptions charges are paid to MS&Co.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010, were as follows:

	2012	2011	2010
	$	$	$
Spectrum Currency	–	–	1,653
Spectrum Global Balanced	–	–	767
Spectrum Select	–	–	25,528
Spectrum Strategic	–	–	8,019
Spectrum Technical	–	–	9,992

Distributions
Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships' profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership's revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in each Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships
Dissolution of the Partnerships — Spectrum Currency, Spectrum Global Balanced, Spectrum Strategic, and Spectrum Technical will terminate on December 31, 2035, and Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership's Limited Partnership Agreement.

Litigation Settlement
Litigation Settlement - In September 2011, Spectrum Technical received a settlement award payment in the amount of $10,951 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

 On July 28, 2010, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical, each received a settlement award payment in the amounts of $29,602, $337,120, $220,755, and $164,828, respectively, from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents each Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in each Partnership.

Other Pronouncements
Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnerships would also provide the disclosures retrospectively for all comparative periods presented.  The Partnerships are currently evaluating the impact that these pronouncements would have on the financial statements.
In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnerships will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Redemption Charges Paid to MS&Co.
The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010, were as follows:

	2012	2011	2010
	$	$	$
Spectrum Currency	–	–	1,653
Spectrum Global Balanced	–	–	767
Spectrum Select	–	–	25,528
Spectrum Strategic	–	–	8,019
Spectrum Technical	–	–	9,992

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Currency's investment in KR Master Fund, Cambridge Master Fund and FL Master Fund for the period ended December 31, 2012, is as follows:

For the period ended December 31, 2012 Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$			$
KR Master Fund	43.4	10,109,603	(435,473)	Commodity	Monthly
				Portfolio
Cambridge Master Fund	29.7	6,920,831	79,839	Commodity	Monthly
				Portfolio
FL Master Fund	–	–	(1,519,355)	Commodity	Monthly
				Portfolio

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2012, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018

Summary of Total Assets, Liabilities and Capital
Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2012, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$116,058,406	$1,168,169	$114,890,237
Cambridge Master Fund	$14,372,049	$31,163	$14,340,886
	$130,430,455	$1,199,332	$129,231,123

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Strategic's investment in BHM I, LLC, MB Master Fund and PGR Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	85.1	63,045,391	(1,117,246)	n/a	n/a	n/a
MB Master Fund	11.0	8,142,971	164,303	n/a	n/a	n/a
PGR Master Fund	6.8	5,021,111	(1,278,585)	n/a	n/a	n/a

December 31, 2011

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	86.7	101,259,072	(22,304,564)	n/a	n/a	n/a
PGR Master Fund	7.9	9,193,011	240,600	n/a	n/a	n/a
MB Master Fund	7.6	8,832,023	(120,388)	n/a	n/a	n/a

Income Statement Information of Investments
The tables below represent summarized Income Statement information for BHM I, LLC for the years ended December 31, 2012, 2011, and 2010, respectively, and for PGR Master Fund and MB Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

December 31, 2011	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Income (Loss)
	$	$	$	$

BHM I, LLC	(53,603)	(7,089,593)	(100,575,804)	(107,665,397)
PGR Master Fund	8,507	(110,281)	2,276,086	2,165,805
MB Master Fund	963	(325,546)	438,595	113,049

December 31, 2010	Investment Loss	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	(8,738)	(4,238,014)	34,087,359	29,849,345

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Technical's investment in Blackwater Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	25.3	43,685,685	(3,758,641)	Commodity Portfolio	Monthly

December 31, 2011	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund*	16.4	43,800,324	731,982	Commodity Portfolio	Monthly

*	The Partnership invested in Blackwater Master Fund as of December 1, 2011.

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Blackwater Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

December 31, 2011	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	9,337	(102,547)	2,948,325	2,845,778

Summary of Total Assets, Liabilities and Capital
Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2012 and 2011, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$82,996,036	$1,069,352	$81,926,684

	December 31, 2011
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$83,066,066	$176,287	$82,889,779

Trading Advisors (Tables)	12 Months Ended
Dec. 31, 2012
Trading Advisors [Abstract]
Commodity trading advisors
Ceres, on behalf of each Partnership, retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2012, were as follows:

Spectrum Currency
C-View International Limited ("C-View")
Cambridge
Krom

Spectrum Global Balanced
Altis Partners (Jersey) Limited ("Altis")
C-View International Limited
SSARIS Advisors, LLC ("SSARIS")

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Management, Inc. ("EMC")
Graham Capital Management, L.P. ("Graham")
Northfield Trading L.P. ("Northfield")
Rabar Market Research, Inc. ("Rabar")
Sunrise Capital Management, Inc. ("Sunrise Capital")

Spectrum Strategic
Aventis Asset Management LLC
Blenheim Capital Management, L.L.C. ("Blenheim")
PGR Capital L.P.
Spectrum Technical
Aspect Capital Limited ("Aspect")
Blackwater Capital Management LLC
Campbell & Company, Inc. ("Campbell")
Rotella Capital Management, Inc. ("Rotella")
Winton Capital Management Limited ("Winton")

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, reported as a component of "Trading Equity" on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Currency
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	–	43,205	43,205	–	Feb. 2013
2011	–	(88,387)	(88,387)	–	Mar. 2012

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Global Balanced
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	951,801	29,978	981,779	Dec. 2014	Feb. 2013
2011	1,229,274	(8,497)	1,220,777	Dec. 2013	Jan. 2012

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Select
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	2,503,274	48,080	2,551,354	Mar. 2017	Mar. 2013
2011	5,995,510	406,389	6,401,899	Mar. 2016	Mar. 2012

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Technical
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(1,651,077)	609,533	(1,041,544)	Jun. 2017	Apr. 2013
2011	8,196,777	569,394	8,766,171	Mar. 2015	Mar. 2012

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	47,414	(41,869)	58,435	(22,608)	41,372	1,498
Total	47,414	(41,869)	58,435	(22,608)	41,372
Unrealized currency gain					1,833
Total net unrealized gain on open contracts					43,205

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	–	1

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	34,016	(124,363)	4,823	(38,337)	(123,861)	4,996
Total	34,016	(124,363)	4,823	(38,337)	(123,861)
Unrealized currency gain					35,474
Total net unrealized loss on open contracts					(88,387)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,534	1
Options written	–	1

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(2,081,165)	–	–
Foreign currency	174,080	(1,647,809)	808,671
Unrealized currency gain (loss)	(33,641)	(46,233)	29,966
Total	(1,940,726)	(1,694,042)	838,637

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(199,068)	(483,261)	(745,965)
Net change in unrealized	133,331	(1,210,781)	1,584,602
Realized loss on investment in KR Master Fund	(488,412)	–	–
Realized loss on investment in FL Master Fund	(2,033,985)	–	–
Realized loss on investment in Cambridge Master Fund	(44,139)	–	–
Unrealized appreciation on investment in FL Master Fund	514,630	–	–
Unrealized appreciation on investment in KR Master Fund	52,939	–	–
Unrealized appreciation on investment in Cambridge Master Fund	123,978	–	–
Total	(1,940,726)	(1,694,042)	838,637

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	15,953	(74,679)	34,996	(23,285)	(47,015)	195
Equity	51,479	(8,381)	15,186	(15,625)	42,659	46
Foreign currency	125,101	(46,320)	53,721	(28,930)	103,572	892
Interest rate	44,541	(18,952)	–	(19,479)	6,110	405
Total	237,074	(148,332)	103,903	(87,319)	105,326
Unrealized currency gain					876,453
Total net unrealized gain on open contracts					981,779

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	1
Options written	(22,859)	14

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	26,687	(42,619)	281,332	(69,359)	196,041	233
Equity	10,832	(5,231)	3,176	(1,161)	7,616	39
Foreign currency	22,399	(18,270)	54,621	(21,149)	37,601	1,920
Interest rate	72,718	(4,626)	21,080	(4,515)	84,657	277
Total	132,636	(70,746)	360,209	(96,184)	325,915
Unrealized currency gain					894,862
Total net unrealized gain on open contracts					1,220,777

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	814	1
Options written	–	1

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(261,829)	(864,562)	176,977
Equity	224,150	(965,779)	(119,010)
Foreign currency	171,401	(735,607)	1,416,646
Interest rate	6,538	1,137,203	2,032,378
Unrealized currency loss	(18,409)	(61,781)	(34,349)
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	370,013	(1,151,478)	3,283,491
Net change in unrealized	(248,162)	(339,048)	189,151
Proceeds from Litigation	–	–	29,602
Total	121,851	(1,490,526)	3,502,244

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	763,693	(1,021,268)	1,051,860	(1,134,848)	(340,563)	4,025
Equity	1,842,840	(517,175)	–	(36,283)	1,289,382	1,915
Foreign currency	1,878,922	(1,022,609)	2,196,364	(253,560)	2,799,117	5,689
Interest rate	759,302	(607,381)	3,225	(147,863)	7,283	9,810
Total	5,244,757	(3,168,433)	3,251,449	(1,572,554)	3,755,219
Unrealized currency loss					(1,203,865)
Total net unrealized gain on open contracts					2,551,354

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	418,029	(822,942)	4,381,649	(2,417,431)	1,559,305	4,077
Equity	307,762	(7,656)	94,660	(143,961)	250,805	1,386
Foreign currency	739,841	(106,865)	2,115,906	(300,292)	2,448,590	7,744
Interest rate	3,538,706	(109,261)	139,283	(121,941)	3,446,787	7,073
Total	5,004,338	(1,046,724)	6,731,498	(2,983,625)	7,705,487
Unrealized currency loss					(1,303,588)
Total net unrealized gain on open contracts					6,401,899

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(12,872,729)	(17,215,862)	10,078,791
Equity	6,993,095	(27,174,382)	(14,372,116)
Foreign currency	(2,206,555)	(11,400,426)	13,050,193
Interest rate	1,388,041	19,104,345	24,513,376
Unrealized currency gain (loss)	99,725	(567,763)	31,129
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(2,747,878)	(23,852,820)	25,513,507
Net change in unrealized	(3,850,545)	(13,401,268)	7,787,866
Proceeds from Litigation	–	–	337,120
Total	(6,598,423)	(37,254,088)	33,638,493

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Partnership held no futures or forward contracts; therefore, there were no net unrealized gains or losses on futures or forward contracts.

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	—	—	—	—	—	752
Equity	—	—	—	—	—	328
Foreign currency	—	—	—	—	—	6,514
Interest rate	—	—	—	—	—	2,260
Total	—	—	—	—	—
Unrealized currency gain (loss)					—
Total net unrealized gain (loss) on open contracts					—

Schedule of Effect of Trading Activities on the Statements of Income and Expenses

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(1,374,285)	(18,052,648)	27,847,302
Equity	(3,098,127)	(2,778,840)	1,553,897
Foreign currency	(39,186)	(14,779,073)	1,814,321
Interest rate	2,280,070	7,707,782	5,580,325
Unrealized currency gain (loss)	–	(86,013)	47,508
Proceeds from Litigation	–	–	220,755
Total	(2,231,528)	(27,988,792)	37,064,108

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	–	2,750,625	11,512,792
Net change in unrealized	–	(8,555,065)	7,129,344
Realized gain (loss) on investment in BHM I, LLC	(429,295)	(958,118)	1,679,125
Realized loss on investment in PGR Master Fund	(25,751)	–	–
Realized gain on investment in MB Master Fund	3,838	–	–
Unrealized appreciation (depreciation) on investment in BHM I, LLC	(687,951)	(21,346,446)	16,522,092
Unrealized appreciation (depreciation) on investment in PGR Master Fund	(1,252,834)	240,600	–
Unrealized appreciation (depreciation) on investment in MB Master Fund	160,465	(120,388)	–
Proceeds from Litigation	–	–	220,755
Total Trading Results	(2,231,528)	(27,988,792)	37,064,108

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain		Long Unrealized Loss		Short Unrealized Gain		Short Unrealized Loss		Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$		$		$		$			$
Commodity		503,509		(759,234)		451,092		(401,945)	(206,578)		1,895
Equity		1,289,387		(324,377)		33		(9,417)	955,626		1,525
Foreign currency		751,769		(682,406)		1,511,142		(188,174)	1,392,331		4,077
Interest rate		845,015		(522,310)		4,461		(26,938)	300,228		6,112
Total		3,389,680		(2,288,327)		1,966,728		(626,474)	2,441,607
Unrealized currency loss									(3,483,151)
Total net unrealized loss on open contracts									(1,041,544)

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	6
Options written	–	6

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	461,717	(267,888)	2,598,439	(1,871,409)	920,859	2,650
Equity	123,510	(5,714)	458,154	(107,670)	468,280	1,700
Foreign currency	456,046	(117,644)	1,480,181	(262,174)	1,556,409	10,673
Interest rate	3,295,555	(360,727)	5,324	(13,300)	2,926,852	7,484
Total	4,336,828	(751,973)	4,542,098	(2,254,553)	5,872,400
Unrealized currency gain					2,893,771
Total net unrealized gain on open contracts					8,766,171

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,507	7
Options written	(3,460)	7

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	7,806,061	(13,197,401)	5,109,902
Equity	(58,323,819)	(16,512,047)	(8,075,989)
Foreign currency	(30,995,834)	(3,771,234)	8,722,783
Interest rate	68,102,911	33,707,895	34,568,150
Unrealized currency gain (loss)	(6,376,922)	87,382	(596,713)
Proceeds from Litigation	–	10,951	164,828
Total	(19,787,603)	325,546	39,892,961

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Trading Results	$	$	$
Net realized	(6,219,265)	11,402,800	29,840,644
Net change in unrealized	(9,809,697)	(11,820,187)	9,887,489
Realized gain (loss) on investment in Blackwater Master Fund	(4,657,167)	167,699	–
Unrealized appreciation on Investment in Blackwater Master Fund	898,526	564,283	–
Proceeds from Litigation	–	10,951	164,828
Total Trading Results	(19,787,603)	325,546	39,892,961

Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnerships' assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Spectrum Currency
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in KR Master Fund	–	10,109,603	n/a	10,109,603
Investment in Cambridge Master Fund	–	6,920,831	n/a	6,920,831
Forwards	–	105,849	n/a	105,849
Total Assets	–	17,136,283	n/a	17,136,283

Liabilities
Forwards	–	64,477	n/a	64,477
Total Liabilities	–	64,477	n/a	64,477

Unrealized currency gain				1,833

*Net fair value	–	17,071,806	n/a	17,073,639

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Forwards	–	38,838	n/a	38,838
Options Purchased	–	1,534	n/a	1,534
Total Assets	–	40,372	n/a	40,372

Liabilities
Forwards	–	162,699	n/a	162,699
Total Liabilities	–	162,699	n/a	162,699

Unrealized currency gain				35,474

*Net fair value	–	(122,327)	n/a	(86,853)

*	This amount comprises of the "Net unrealized gain (loss) on open contracts", "Investments" and "Options purchased" on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Global Balanced
December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	270,741	–	n/a	270,741
Forwards	–	70,236	n/a	70,236
Total Assets	270,741	70,236	n/a	340,977

Liabilities
Futures	195,393	–	n/a	195,393
Forwards	–	40,258	n/a	40,258
Options Written	22,859	–		22,859
Total Liabilities	218,252	40,258	n/a	258,510

Unrealized currency gain				876,453

*Net fair value	52,489	29,978	n/a	958,920

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	472,189	–	n/a	472,189
Forwards	–	20,656	n/a	20,656
Options Purchased	–	814	n/a	814
Total Assets	472,189	21,470	n/a	493,659

Liabilities
Futures	137,777	–	n/a	137,777
Forwards	–	29,153	n/a	29,153
Total Liabilities	137,777	29,153	n/a	166,930

Unrealized currency gain				894,862

*Net fair value	334,412	(7,683)	n/a	1,221,591

*	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Select

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	7,876,474	–	n/a	7,876,474
Forwards	–	619,732	n/a	619,732
Total Assets	7,876,474	619,732	n/a	8,496,206

Liabilities
Futures	4,169,335	–	n/a	4,169,335
Forwards	–	571,652	n/a	571,652
Total Liabilities	4,169,335	571,652	n/a	4,740,987

Unrealized currency loss				(1,203,865)
*Net fair value	3,707,139	48,080	n/a	2,551,354

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	11,006,486	–	n/a	11,006,486
Forwards	–	729,350	n/a	729,350
Total Assets	11,006,486	729,350	n/a	11,735,836

Liabilities
Futures	3,707,388	–	n/a	3,707,388
Forwards	–	322,961	n/a	322,961
Total Liabilities	3,707,388	322,961	n/a	4,030,349

Unrealized currency loss				(1,303,588)
*Net fair value	7,299,098	406,389	n/a	6,401,899

*	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Strategic

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	63,045,391	n/a	63,045,391
Investment in PGR Master Fund	–	5,021,111	n/a	5,021,111
Investment in MB Master Fund	–	8,142,971	n/a	8,142,971
Total Assets	–	76,209,473	n/a	76,209,473

Spectrum Strategic

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	101,259,072	n/a	101,259,072
Investment in PGR Master Fund	–	9,193,011	n/a	9,193,011
Investment in MB Master Fund	–	8,832,023	n/a	8,832,023
Total Assets	–	119,284,106	n/a	119,284,106

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Technical

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,685,685	n/a	43,685,685
Futures	4,081,355	–	n/a	4,081,355
Forwards	–	1,275,053	n/a	1,275,053
Total Assets	4,081,355	44,960,738	n/a	49,042,093

Liabilities
Futures	2,249,281	–	n/a	2,249,281
Forwards	–	665,520	n/a	665,520
Total Liabilities	2,249,281	665,520	n/a	2,914,801

Unrealized currency loss				(3,483,151)
*Net fair value	1,832,074	44,295,218	n/a	42,644,141

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	43,800,324	n/a	43,800,324
Futures	8,141,255	–	n/a	8,141,255
Forwards	–	737,671	n/a	737,671
Options Purchased	1,507	–	n/a	1,507
Total Assets	8,142,762	44,537,995	n/a	52,680,757

Liabilities
Futures	2,838,249	–	n/a	2,838,249
Forwards	–	168,277	n/a	168,277
Options Written	3,460	–	n/a	3,460
Total Liabilities	2,841,709	168,277	n/a	3,009,986

Unrealized currency gain				2,893,771
*Net fair value	5,301,053	44,369,718	n/a	52,564,542

*
This amount comprises of the "Total net unrealized gain on open contracts", "Investment in Blackwater Master Fund"and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and 2.

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Currency
	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$8.63	$9.57	$10.03

Interest Income	– (2)	– (2)	0.01
Expenses	(0.53)	(0.60)	(0.64)
Realized/Unrealized Income (Loss) (1)	(0.53)	(0.34)	0.17

Net Loss	(1.06)	(0.94)	(0.46)

Net asset value, December 31:	$7.57	$8.63	$9.57

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.6)%	(6.7)%	(6.6)%
Expenses before Incentive Fees	6.7%	6.8%	6.7%
Expenses after Incentive Fees	6.7%	6.8%	6.7%
Net Loss	(13.5)%	(10.9)%	(5.1)%
Total return before incentive fees	(12.3)%	(9.8)%	(4.6)%
Total return after incentive fees	(12.3)%	(9.8)%	(4.6)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Global Balanced

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$14.83	$17.12	$15.23

Interest Income	0.01	0.01	0.02
Expenses	(0.90)	(0.96)	(0.98)
Realized/Unrealized Income (Loss) (1)	0.12	(1.34)	2.85

Net Income (Loss)	(0.77)	(2.29)	1.89

Net asset value, December 31:	$14.06	$14.83	$17.12

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.1)%	(6.2)%	(6.0)%
Expenses before Incentive Fees	6.2%	6.3%	6.1%
Expenses after Incentive Fees	6.2%	6.3%	6.1%
Net Income (Loss)	(5.2)%	(15.4)%	11.8%
Total return before incentive fees	(5.2)%	(13.4)%	12.4%
Total return after incentive fees	(5.2)%	(13.4)%	12.4%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Select

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$31.24	$38.03	$37.96

Interest Income	0.02	0.01	0.03
Expenses	(2.44)	(3.07)	(3.18)
Realized/Unrealized Income (Loss) (1)	(1.06)	(3.73)	3.22

Net Income (Loss)	(3.48)	(6.79)	0.07 *

Net asset value, December 31:	$27.76	$31.24	$38.03

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.0)%	(8.8)%	(8.9)%
Expenses before Incentive Fees	8.1%	8.3%	8.4%
Expenses after Incentive Fees	8.1%	8.9%	9.0%
Net Loss	(10.7)%	(19.6)%	(0.7)%
Total return before incentive fees	(11.1)%	(17.3)%	0.8%
Total return after incentive fees	(11.1)%	(17.9)%	0.2%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*
The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Strategic

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$16.02	$21.49	$19.13

Interest Income	0.01	0.01	0.02
Expenses	(1.37)	(1.87)	(1.98)
Realized/Unrealized Income (Loss) (1)	(0.41)	(3.61)	4.32

Net Income (Loss)	(1.77)	(5.47)	2.36

Net asset value, December 31:	$14.25	$16.02	$21.49

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(9.0)%	(9.8)%	(10.6)%
Expenses before Incentive Fees	9.1%	9.0%	8.8%
Expenses after Incentive Fees	9.1%	9.8%	10.6%
Net Income (Loss)	(11.4)%	(28.6)%	11.8%
Total return before incentive fees	(11.0)%	(24.7)%	14.2%
Total return after incentive fees	(11.0)%	(25.5)%	12.3%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Technical

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$19.65		$21.33	$20.53

Interest Income	0.01		0.01	0.02
Expenses	(1.38	) *	(1.68)	(1.64	) *
Realized/Unrealized Income (Loss) (1)	(1.57)		(0.01)	2.42

Net Income (Loss)	(2.94)		(1.68)	0.80

Net asset value, December 31:	$16.71		$19.65	$21.33

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%		(8.1)%	(8.2)%
Expenses before Incentive Fees	7.8	% **	8.2%	8.3	%**
Expenses after Incentive Fees	7.8	% **	8.2%	8.3	%**
Net Income (Loss)	(17.0)%		(8.0)%	3.4%
Total return before incentive fees	(15.0)%		(7.8)%	3.9%
Total return after incentive fees	(15.0)%		(7.9)%	3.9%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.

**	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).

Organization (Details)	Dec. 31, 2012	May 21, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Oct. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Sep. 30, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Jul. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]
Schedule of Trading Advisors [Line Items]
Management fee, monthly basis (in hundredths)							0.17%	0.08%		0.17%	0.17%	0.13%	0.13%	0.17%	0.13%	0.13%	0.17%
Management fee, annual basis (in hundredths)				1.50%	2.00%	1.00%	2.00%	1.00%	2.00%	2.00%	2.00%	1.50%	1.50%	2.00%	1.50%	1.50%	2.00%
Leverage Applied to Assets (in hundredths)		75.00%	50.00%
Change in leverage applied to assets (in hundredths)			(33.33%)
Required interest in the equity of each Partnership (in hundredths)	1.00%

Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		12 Months Ended
	Sep. 30, 2011	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)			100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.38%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			4.60%
Limited partners unit that can be redeemed (in hundredths)			100.00%
Whole Units required per redemption (in units)			50
Percentage of net asset value, redemption charge prior to last day of twelfth month from date of purchase (in hundredths)			2.00%
Percentage of net asset value, redemption charge after the last day of twelfth month from date of purchase (in hundredths)			1.00%
Aggregate amount of redemption charges paid			$ 0	$ 0	$ 1,653
Distributions			0
Income tax expense (benefit)			0
Unrecognized tax benefit			0	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			100.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.38%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			4.60%
Aggregate amount of redemption charges paid			0	0	767
Settlement award payment		29,602
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Aggregate amount of redemption charges paid			0	0	25,528
Settlement award payment		337,120
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Aggregate amount of redemption charges paid			0	0	8,019
Settlement award payment		220,755
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)			80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)			0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			6.00%
Aggregate amount of redemption charges paid			0	0	9,992
Settlement award payment	$ 10,951	$ 164,828

Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Information for investments [Abstract]
Fair value of investments	$ 17,030,434	$ 0
Total Assets, Liabilities and Capital [Abstract]
Total Assets	23,862,421	35,732,050
Total Liabilities	549,236	917,746
KR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	43.40%
Fair value of investments	10,109,603
Partnership's pro rata net income (loss)	(435,473)
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Income statement information [Abstract]
Investment income / (loss)	59,059
Net investment loss	(462,208)
Total trading results	(4,542,592)
Net income (loss)	(5,004,800)
Total Assets, Liabilities and Capital [Abstract]
Total Assets	116,058,406
Total Liabilities	1,168,169
Total Capital	114,890,237
Percentage of fund owned (in hundredths)	8.80%
Commodity Program leverage permitted (in hundredths)	150.00%
Number of trading vehicle	1
Cambridge Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	29.70%
Fair value of investments	6,920,831
Partnership's pro rata net income (loss)	79,839
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Income statement information [Abstract]
Investment income / (loss)	2,095
Net investment loss	(16,586)
Total trading results	539,604
Net income (loss)	523,018
Total Assets, Liabilities and Capital [Abstract]
Total Assets	14,372,049
Total Liabilities	31,163
Total Capital	14,340,886
Percentage of fund owned (in hundredths)	48.23%
Number of trading vehicle	1
FL Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	0.00%
Fair value of investments	0
Partnership's pro rata net income (loss)	(1,519,355)
Investment objective	Commodity Portfolio
Redemption permitted	Monthly
Total Assets, Liabilities and Capital [Abstract]
Number of trading vehicle	1
KR Master Fund and Cambridge Master Fund [Member]
Total Assets, Liabilities and Capital [Abstract]
Total Assets	130,430,455
Total Liabilities	1,199,332
Total Capital	129,231,123
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	85.10%	86.70%
Fair value of investments	63,045,391	101,259,072
Partnership's pro rata net income (loss)	(1,117,246)	(22,304,564)
Income statement information [Abstract]
Investment income / (loss)	(48,368)	(53,603)		(8,738)
Net investment loss	(8,182,509)	(7,089,593)		(4,238,014)
Total trading results	(9,518,219)	(100,575,804)		34,087,359
Net income (loss)	(17,700,728)	(107,665,397)		29,849,345
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	6.80%	7.90%
Fair value of investments	5,021,111	9,193,011
Partnership's pro rata net income (loss)	(1,278,585)	240,600
Income statement information [Abstract]
Investment income / (loss)	26,436	8,507
Net investment loss	(126,749)	(110,281)
Total trading results	(8,963,355)	2,276,086
Net income (loss)	(9,090,104)	2,165,805
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	11.00%	7.60%
Fair value of investments	8,142,971	8,832,023
Partnership's pro rata net income (loss)	164,303	(120,388)
Income statement information [Abstract]
Investment income / (loss)	30,442	963
Net investment loss	(691,180)	(325,546)
Total trading results	(261,679)	438,595
Net income (loss)	(952,859)	113,049
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Information for investments [Abstract]
Percentage of partnership net assets (in hundredths)	25.30%	16.40%	[1]
Fair value of investments	43,685,685	43,800,324	[1]
Partnership's pro rata net income (loss)	(3,758,641)	731,982	[1]
Investment objective	Commodity Portfolio	Commodity Portfolio	[1]
Redemption permitted	Monthly	Monthly	[1]
Income statement information [Abstract]
Investment income / (loss)	48,607	9,337
Net investment loss	(110,152)	(102,547)
Total trading results	(8,076,139)	2,948,325
Net income (loss)	(8,186,291)	2,845,778
Total Assets, Liabilities and Capital [Abstract]
Total Assets	82,996,036	83,066,066
Total Liabilities	1,069,352	176,287
Total Capital	$ 81,926,684	$ 82,889,779
Percentage of fund owned (in hundredths)	53.30%	52.80%
Number of trading vehicle	1

[1]	The Partnership invested in Blackwater Master Fund as of December 1, 2011.

Trading Advisors (Details)	12 Months Ended	5 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended		5 Months Ended		7 Months Ended		10 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012 C-View [Member]	May 30, 2011 DKR [Member]	Dec. 31, 2012 Krom [Member]	Dec. 31, 2012 Cambridge [Member]	Oct. 09, 2012 Flintlock [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] C-View [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Altis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] SSARIS [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] PGR [Member]	Nov. 29, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Oct. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Sep. 30, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Jul. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] JWH [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	C-View International Limited ("C-View")		Krom	Cambridge		C-View International Limited	Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS"	Altis Partners (Jersey) Limited		EMC Capital Management, Inc. ("EMC")	Graham Capital Management, L.P. ("Graham")		Northfield Trading L.P. ("Northfield")		Rabar Market Research, Inc. ("Rabar")		Sunrise Capital Management, Inc. ("Sunrise Capital")	Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.								Aspect Capital Limited ("Aspect")	Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")											Rotella Capital Management, Inc. ("Rotella")				Winton Capital Management Limited ("Winton")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.17%		0.17%	0.13%	0.13%	0.17%	0.10%	0.10%	0.10%	0.21%	0.17%	0.17%	0.25%	0.17%	0.21%	0.17%	0.25%	0.17%	0.13%	0.25%	0.08%	0.17%	0.25%	0.15%	0.17%		0.17%	0.13%	0.13%	0.10%	0.25%	0.17%					0.17%	0.08%		0.17%	0.17%	0.17%	0.08%	0.17%	0.17%	0.13%	0.13%	0.17%
Management fee, annual basis (in hundredths)	2.00%		2.00%	1.50%	1.50%	2.00%	1.25%	1.25%	1.25%	2.50%	2.00%	2.00%	3.00%	2.00%	2.50%	2.00%	3.00%	2.00%	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%		2.00%	1.50%	1.50%	1.25%	3.00%	2.00%	1.50%	2.00%	1.00%		2.00%	1.00%	2.00%	2.00%	2.00%	2.00%	1.00%	2.00%	2.00%	1.50%	1.50%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)																																			1.00%	1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%	20.00%	15.00%	15.00%	20.00%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	15.00%	20.00%	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%			20.00%	20.00%		20.00%								19.00%	20.00%		20.00%				20.00%

Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 43,205	$ (88,387)
Cash held by acting commodity futures brokers administrating open contracts	6,788,072	35,818,805
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	0
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	43,205	(88,387)
Longest maturity date	Feb 28, 2013	Mar 31, 2012
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	981,779	1,220,777
Cash held by acting commodity futures brokers administrating open contracts	11,255,076	14,421,691
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	951,801	1,229,274
Longest maturity date	Dec 31, 2014	Dec 31, 2013
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	29,978	(8,497)
Longest maturity date	Feb 28, 2013	Jan 31, 2012
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	2,551,354	6,401,899
Cash held by acting commodity futures brokers administrating open contracts	200,859,877	294,109,636
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	2,503,274	5,995,510
Longest maturity date	Mar 31, 2017	Mar 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	48,080	406,389
Longest maturity date	Mar 31, 2013	Mar 31, 2012
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,041,544)	8,766,171
Cash held by acting commodity futures brokers administrating open contracts	132,743,763	229,719,742
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,651,077)	8,196,777
Longest maturity date	Jun 30, 2017	Mar 31, 2015
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 609,533	$ 569,394
Longest maturity date	Apr 30, 2013	Mar 31, 2012

Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ 43,205	$ (88,387)
Unrealized currency gain (loss)	1,833	35,474
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,534
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,940,726)	(1,694,042)	838,637
Unrealized currency gain (loss)	(33,641)	(46,233)	29,966
Net realized	(199,068)	(483,261)	(745,965)
Net change in unrealized	133,331	(1,210,781)	1,584,602
Total Trading Results	(1,940,726)	(1,694,042)	838,637
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,081,165)	0	0
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	174,080	(1,647,809)	808,671
Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,534
Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options written	0	0
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	41,372	(123,861)
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	41,372	(123,861)
Average number of contracts outstanding	1,498	4,996
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	47,414	34,016
Unrealized loss	(41,869)	(124,363)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	47,414	34,016
Unrealized loss	(41,869)	(124,363)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	58,435	4,823
Unrealized loss	(22,608)	(38,337)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	58,435	4,823
Unrealized loss	(22,608)	(38,337)
KR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(488,412)	0	0
Unrealized appreciation (depreciation) on investment	52,939	0	0
FL Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(2,033,985)	0	0
Unrealized appreciation (depreciation) on investment	514,630	0	0
Cambridge Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(44,139)	0	0
Unrealized appreciation (depreciation) on investment	123,978	0	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	981,779	1,220,777
Unrealized currency gain (loss)	876,453	894,862
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	121,851	(1,490,526)	3,502,244
Unrealized currency gain (loss)	(18,409)	(61,781)	(34,349)
Net realized	370,013	(1,151,478)	3,283,491
Net change in unrealized	(248,162)	(339,048)	189,151
Proceeds from litigation	0	0	29,602
Total Trading Results	121,851	(1,490,526)	3,502,244
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(261,829)	(864,562)	176,977
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	224,150	(965,779)	(119,010)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	171,401	(735,607)	1,416,646
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	6,538	1,137,203	2,032,378
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	814
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	14	1
Options Contracts at Fair Value [Abstract]
Options written	(22,859)	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	105,326	325,915
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(47,015)	196,041
Average number of contracts outstanding	195	233
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	42,659	7,616
Average number of contracts outstanding	46	39
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	103,572	37,601
Average number of contracts outstanding	892	1,920
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	6,110	84,657
Average number of contracts outstanding	405	277
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	237,074	132,636
Unrealized loss	(148,332)	(70,746)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	15,953	26,687
Unrealized loss	(74,679)	(42,619)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	51,479	10,832
Unrealized loss	(8,381)	(5,231)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	125,101	22,399
Unrealized loss	(46,320)	(18,270)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	44,541	72,718
Unrealized loss	(18,952)	(4,626)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	103,903	360,209
Unrealized loss	(87,319)	(96,184)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	34,996	281,332
Unrealized loss	(23,285)	(69,359)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	15,186	3,176
Unrealized loss	(15,625)	(1,161)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	53,721	54,621
Unrealized loss	(28,930)	(21,149)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	21,080
Unrealized loss	(19,479)	(4,515)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,551,354	6,401,899
Unrealized currency gain (loss)	(1,203,865)	(1,303,588)
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(6,598,423)	(37,254,088)	33,638,493
Unrealized currency gain (loss)	99,725	(567,763)	31,129
Net realized	(2,747,878)	(23,852,820)	25,513,507
Net change in unrealized	(3,850,545)	(13,401,268)	7,787,866
Proceeds from litigation	0	0	337,120
Total Trading Results	(6,598,423)	(37,254,088)	33,638,493
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(12,872,729)	(17,215,862)	10,078,791
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	6,993,095	(27,174,382)	(14,372,116)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,206,555)	(11,400,426)	13,050,193
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,388,041	19,104,345	24,513,376
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	3,755,219	7,705,487
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(340,563)	1,559,305
Average number of contracts outstanding	4,025	4,077
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,289,382	250,805
Average number of contracts outstanding	1,915	1,386
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,799,117	2,448,590
Average number of contracts outstanding	5,689	7,744
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	7,283	3,446,787
Average number of contracts outstanding	9,810	7,073
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,244,757	5,004,338
Unrealized loss	(3,168,433)	(1,046,724)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	763,693	418,029
Unrealized loss	(1,021,268)	(822,942)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,842,840	307,762
Unrealized loss	(517,175)	(7,656)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,878,922	739,841
Unrealized loss	(1,022,609)	(106,865)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	759,302	3,538,706
Unrealized loss	(607,381)	(109,261)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,251,449	6,731,498
Unrealized loss	(1,572,554)	(2,983,625)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,051,860	4,381,649
Unrealized loss	(1,134,848)	(2,417,431)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	94,660
Unrealized loss	(36,283)	(143,961)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,196,364	2,115,906
Unrealized loss	(253,560)	(300,292)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,225	139,283
Unrealized loss	(147,863)	(121,941)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	0	0
Unrealized currency gain (loss)		0
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,231,528)	(27,988,792)	37,064,108
Unrealized currency gain (loss)	0	(86,013)	47,508
Net realized	0	2,750,625	11,512,792
Net change in unrealized	0	(8,555,065)	7,129,344
Proceeds from litigation	0	0	220,755
Total Trading Results	(2,231,528)	(27,988,792)	37,064,108
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,374,285)	(18,052,648)	27,847,302
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,098,127)	(2,778,840)	1,553,897
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(39,186)	(14,779,073)	1,814,321
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,280,070	7,707,782	5,580,325
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		752
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		328
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		6,514
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts		0
Average number of contracts outstanding		2,260
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(429,295)	(958,118)	1,679,125
Unrealized appreciation (depreciation) on investment	(687,951)	(21,346,446)	16,522,092
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(25,751)	0	0
Unrealized appreciation (depreciation) on investment	(1,252,834)	240,600	0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	3,838	0	0
Unrealized appreciation (depreciation) on investment	160,465	(120,388)	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(1,041,544)	8,766,171
Unrealized currency gain (loss)	(3,483,151)	2,893,771
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(19,787,603)	325,546	39,892,961
Unrealized currency gain (loss)	(6,376,922)	87,382	(596,713)
Net realized	(6,219,265)	11,402,800	29,840,644
Net change in unrealized	(9,809,697)	(11,820,187)	9,887,489
Proceeds from litigation	0	10,951	164,828
Total Trading Results	(19,787,603)	325,546	39,892,961
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	7,806,061	(13,197,401)	5,109,902
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(58,323,819)	(16,512,047)	(8,075,989)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(30,995,834)	(3,771,234)	8,722,783
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	68,102,911	33,707,895	34,568,150
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	6	7
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,507
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	6	7
Options Contracts at Fair Value [Abstract]
Options written	0	(3,460)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	2,441,607	5,872,400
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(206,578)	920,859
Average number of contracts outstanding	1,895	2,650
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	955,626	468,280
Average number of contracts outstanding	1,525	1,700
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,392,331	1,556,409
Average number of contracts outstanding	4,077	10,673
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	300,228	2,926,852
Average number of contracts outstanding	6,112	7,484
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,389,680	4,336,828
Unrealized loss	(2,288,327)	(751,973)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	503,509	461,717
Unrealized loss	(759,234)	(267,888)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,289,387	123,510
Unrealized loss	(324,377)	(5,714)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	751,769	456,046
Unrealized loss	(682,406)	(117,644)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	845,015	3,295,555
Unrealized loss	(522,310)	(360,727)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,966,728	4,542,098
Unrealized loss	(626,474)	(2,254,553)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	451,092	2,598,439
Unrealized loss	(401,945)	(1,871,409)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	33	458,154
Unrealized loss	(9,417)	(107,670)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,511,142	1,480,181
Unrealized loss	(188,174)	(262,174)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	4,461	5,324
Unrealized loss	(26,938)	(13,300)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on investment	(4,657,167)	167,699	0
Unrealized appreciation (depreciation) on investment	$ 898,526	$ 564,283	$ 0

Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	$ 1,833		$ 35,474
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Forwards	105,849		38,838
Options Purchased			1,534
Total Assets	17,136,283		40,372
Liabilities [Abstract]
Forwards	64,477		162,699
Total Liabilities	64,477		162,699
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	1,833		35,474
Net fair value	17,073,639	[1]	(86,853)	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Forwards	0		0
Options Purchased			0
Total Assets	0		0
Liabilities [Abstract]
Forwards	0		0
Total Liabilities	0		0
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	0	[1]	0	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Forwards	105,849		38,838
Options Purchased			1,534
Total Assets	17,136,283		40,372
Liabilities [Abstract]
Forwards	64,477		162,699
Total Liabilities	64,477		162,699
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	17,071,806	[1]	(122,327)	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	10,109,603
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	10,109,603
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	6,920,831
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	6,920,831
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	876,453		894,862
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	270,741		472,189
Forwards	70,236		20,656
Options Purchased			814
Total Assets	340,977		493,659
Liabilities [Abstract]
Futures	195,393		137,777
Forwards	40,258		29,153
Options Written	22,859
Total Liabilities	258,510		166,930
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	876,453		894,862
Net fair value	958,920	[2]	1,221,591	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	270,741		472,189
Forwards	0		0
Options Purchased			0
Total Assets	270,741		472,189
Liabilities [Abstract]
Futures	195,393		137,777
Forwards	0		0
Options Written	22,859
Total Liabilities	218,252		137,777
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	52,489	[2]	334,412	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	70,236		20,656
Options Purchased			814
Total Assets	70,236		21,470
Liabilities [Abstract]
Futures	0		0
Forwards	40,258		29,153
Options Written	0
Total Liabilities	40,258		29,153
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	29,978	[2]	(7,683)	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2]		[2]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(1,203,865)		(1,303,588)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	7,876,474		11,006,486
Forwards	619,732		729,350
Total Assets	8,496,206		11,735,836
Liabilities [Abstract]
Futures	4,169,335		3,707,388
Forwards	571,652		322,961
Total Liabilities	4,740,987		4,030,349
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(1,203,865)		(1,303,588)
Net fair value	2,551,354	[3]	6,401,899	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	7,876,474		11,006,486
Forwards	0		0
Total Assets	7,876,474		11,006,486
Liabilities [Abstract]
Futures	4,169,335		3,707,388
Forwards	0		0
Total Liabilities	4,169,335		3,707,388
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	3,707,139	[3]	7,299,098	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	619,732		729,350
Total Assets	619,732		729,350
Liabilities [Abstract]
Futures	0		0
Forwards	571,652		322,961
Total Liabilities	571,652		322,961
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	48,080	[3]	406,389	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[3]		[3]
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)			0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Assets	76,209,473		119,284,106
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Assets	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Assets	76,209,473		119,284,106
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Assets
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	63,045,391		101,259,072
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	63,045,391		101,259,072
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	5,021,111		9,193,011
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	5,021,111		9,193,011
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	8,142,971		8,832,023
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	8,142,971		8,832,023
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(3,483,151)		2,893,771
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	4,081,355		8,141,255
Forwards	1,275,053		737,671
Options Purchased			1,507
Total Assets	49,042,093		52,680,757
Liabilities [Abstract]
Futures	2,249,281		2,838,249
Forwards	665,520		168,277
Options Written			3,460
Total Liabilities	2,914,801		3,009,986
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(3,483,151)		2,893,771
Net fair value	42,644,141	[4]	52,564,542	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	4,081,355		8,141,255
Forwards	0		0
Options Purchased			1,507
Total Assets	4,081,355		8,142,762
Liabilities [Abstract]
Futures	2,249,281		2,838,249
Forwards	0		0
Options Written			3,460
Total Liabilities	2,249,281		2,841,709
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,832,074	[4]	5,301,053	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,275,053		737,671
Options Purchased			0
Total Assets	44,960,738		44,537,995
Liabilities [Abstract]
Futures	0		0
Forwards	665,520		168,277
Options Written			0
Total Liabilities	665,520		168,277
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	44,295,218	[4]	44,369,718	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Futures
Forwards
Options Written
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[4]		[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	43,685,685		43,800,324
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	43,685,685		43,800,324
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment

[1]	This amount comprises of the "Net unrealized gain (loss) on open contracts", "Investments" and "Options purchased" on the Statements of Financial Condition.
[2]	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.
[3]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.
[4]	This amount comprises of the "Total net unrealized gain on open contracts", "Investment in Blackwater Master Fund"and "Options purchased" and "Options written" on the Statements of Financial Condition.

Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 8.63		$ 9.57		$ 10.03
Interest Income (in dollars per unit)	$ 0	[1]	$ 0	[1]	$ 0.01
Expenses (in dollars per unit)	$ (0.53)		$ (0.6)		$ (0.64)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.53)	[2]	$ (0.34)	[2]	$ 0.17	[2]
Net Income (Loss) (in dollars per unit)	$ (1.06)	[3]	$ (0.94)	[3]	$ (0.46)	[3]
Net asset value, period end (in dollars per unit)	$ 7.57		$ 8.63		$ 9.57
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.60%)		(6.70%)		(6.60%)
Expenses before Incentive Fees (in hundredths)	6.70%		6.80%		6.70%
Expenses after Incentive Fees (in hundredths)	6.70%		6.80%		6.70%
Net Income (Loss) (in hundredths)	(13.50%)		(10.90%)		(5.10%)
Total return before incentive fees (in hundredths)	(12.30%)		(9.80%)		(4.60%)
Total return after incentive fees (in hundredths)	(12.30%)		(9.80%)		(4.60%)
Amount is less than (in hundredths)	0.01%		0.01%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 14.83		$ 17.12		$ 15.23
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (0.9)		$ (0.96)		$ (0.98)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.12	[2]	$ (1.34)	[2]	$ 2.85	[2]
Net Income (Loss) (in dollars per unit)	$ (0.77)	[3]	$ (2.29)	[3]	$ 1.89	[3]
Net asset value, period end (in dollars per unit)	$ 14.06		$ 14.83		$ 17.12
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.10%)		(6.20%)		(6.00%)
Expenses before Incentive Fees (in hundredths)	6.20%		6.30%		6.10%
Expenses after Incentive Fees (in hundredths)	6.20%		6.30%		6.10%
Net Income (Loss) (in hundredths)	(5.20%)		(15.40%)		11.80%
Total return before incentive fees (in hundredths)	(5.20%)		(13.40%)		12.40%
Total return after incentive fees (in hundredths)	(5.20%)		(13.40%)		12.40%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 31.24		$ 38.03		$ 37.96
Interest Income (in dollars per unit)	$ 0.02		$ 0.01		$ 0.03
Expenses (in dollars per unit)	$ (2.44)		$ (3.07)		$ (3.18)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.06)	[2]	$ (3.73)	[2]	$ 3.22	[2]
Net Income (Loss) (in dollars per unit)	$ (3.48)	[3]	$ (6.79)	[3]	$ 0.07	[3]
Net asset value, period end (in dollars per unit)	$ 27.76		$ 31.24		$ 38.03
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.00%)		(8.80%)		(8.90%)
Expenses before Incentive Fees (in hundredths)	8.10%		8.30%		8.40%
Expenses after Incentive Fees (in hundredths)	8.10%		8.90%		9.00%
Net Income (Loss) (in hundredths)	(10.70%)		(19.60%)		(0.70%)
Total return before incentive fees (in hundredths)	(11.10%)		(17.30%)		0.80%
Total return after incentive fees (in hundredths)	(11.10%)		(17.90%)		0.20%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 16.02		$ 21.49		$ 19.13
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.37)		$ (1.87)		$ (1.98)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.41)	[2]	$ (3.61)	[2]	$ 4.32	[2]
Net Income (Loss) (in dollars per unit)	$ (1.77)	[3]	$ (5.47)	[3]	$ 2.36	[3]
Net asset value, period end (in dollars per unit)	$ 14.25		$ 16.02		$ 21.49
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(9.00%)		(9.80%)		(10.60%)
Expenses before Incentive Fees (in hundredths)	9.10%		9.00%		8.80%
Expenses after Incentive Fees (in hundredths)	9.10%		9.80%		10.60%
Net Income (Loss) (in hundredths)	(11.40%)		(28.60%)		11.80%
Total return before incentive fees (in hundredths)	(11.00%)		(24.70%)		14.20%
Total return after incentive fees (in hundredths)	(11.00%)		(25.50%)		12.30%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 19.65		$ 21.33		$ 20.53
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.38)	[4]	$ (1.68)		$ (1.64)	[4]
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.57)	[2]	$ (0.01)	[2]	$ 2.42	[2]
Net Income (Loss) (in dollars per unit)	$ (2.94)	[3]	$ (1.68)	[3]	$ 0.8	[3]
Net asset value, period end (in dollars per unit)	$ 16.71		$ 19.65		$ 21.33
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.70%)		(8.10%)		(8.20%)
Expenses before Incentive Fees (in hundredths)	7.80%	[5]	8.20%		8.30%	[5]
Expenses after Incentive Fees (in hundredths)	7.80%	[5]	8.20%		8.30%	[5]
Net Income (Loss) (in hundredths)	(17.00%)		(8.00%)		3.40%
Total return before incentive fees (in hundredths)	(15.00%)		(7.80%)		3.90%
Total return after incentive fees (in hundredths)	(15.00%)		(7.90%)		3.90%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Chesapeake [Member]
Per Unit operating performance [Abstract]
Expense per Unit waived, provisional management fee (in dollars per unit)	$ (1.39)				$ (1.64)
Waived management fees as a portion of average net assets (in hundredths)	0.04%				0.02%

[1]	Amounts less than 0.005%.
[2]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	Based on change in Net Asset Value per Unit.
[4]	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.
[5]	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).